Registration No. 2-29240

Registration No. 811-1668

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 51	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering     Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

April 30, 2008

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Asset Allocation Portfolio
Small Cap Value Portfolio	Balanced Portfolio
Mid Cap Growth Stock Portfolio	High Yield Bond Portfolio
International Growth Portfolio	Select Bond Portfolio
International Equity Portfolio	Money Market Portfolio
Mid Cap Value Portfolio	Large Company Value Portfolio
Index 400 Stock Portfolio	Large Cap Blend Portfolio
Focused Appreciation Portfolio	Index 600 Stock Portfolio
Growth Stock Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	Emerging Markets Equity Portfolio
Domestic Equity Portfolio	Short-Term Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Index 500 Stock Portfolio	Inflation Protection Portfolio
Multi-Sector Bond Portfolio
Fidelity® Variable Insurance Products	Russell Investment Funds
VIP Mid Cap Portfolio	Multi-Style Equity Fund
VIP Contrafund® Portfolio	Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Real Estate Securities Fund
Neuberger Berman Advisers Management Trust	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Socially Responsive Portfolio
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The contract and the variable options:

•	are not guaranteed to achieve their goals
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated April 30, 2008, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. To receive a copy of the SAI, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a Variable Income Plan; (2) a Fixed Income Plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract if all the Owners die before the Maturity Date.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the value of amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals since that Valuation Date and any applicable Market Value Adjustment or charges under the Contract deducted since that Valuation Date.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Select Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account B Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract during the Accumulation Period. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Front-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge	$17**

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	0.75%
Current Mortality and Expense Risk Fees*	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses*	0.50%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)***	0.40%

Back-Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge	$17**

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees*	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses*	1.50%
Current Mortality and Expense Risk Fees*	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses*	1.25%

Annual Contract Fee
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit
Maximum Charge (as a percentage of the entire benefit)***	0.40%
*	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk fees to a maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
**	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
***	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56 and above. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Account B Prospectus

Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2007. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.20%	2.88%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.20%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2007. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.20% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following table shows total annual operating expenses of each Portfolio available for investment under the Contract. Portfolio operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2007, except as otherwise set forth in the notes to the table.

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	0.54%	0.01%	0.00%	0.00%	0.55%	0.55%
Small Cap Value Portfolio(1)	0.85%	0.01%	0.00%	0.01%	0.87%	0.87%
Mid Cap Growth Stock Portfolio	0.52%	0.00%	0.00%	0.00%	0.52%	0.52%
International Growth Portfolio(2)	0.66%	0.12%	0.00%	0.00%	0.78%	0.78%
International Equity Portfolio(3)	0.66%	0.04%	0.00%	0.00%	0.70%	0.63%
Mid Cap Value Portfolio(4)	0.85%	0.02%	0.00%	0.00%	0.87%	0.87%
Index 400 Stock Portfolio	0.25%	0.01%	0.00%	0.00%	0.26%	0.26%
Focused Appreciation Portfolio(5)	0.78%	0.02%	0.00%	0.00%	0.80%	0.80%
Growth Stock Portfolio	0.42%	0.00%	0.00%	0.00%	0.42%	0.42%
Large Cap Core Stock Portfolio	0.43%	0.00%	0.00%	0.00%	0.43%	0.43%
Domestic Equity Portfolio(6)	0.55%	0.01%	0.00%	0.00%	0.56%	0.56%
Equity Income Portfolio(7)	0.65%	0.02%	0.00%	0.00%	0.67%	0.67%
Index 500 Stock Portfolio	0.20%	0.00%	0.00%	0.00%	0.20%	0.20%
Asset Allocation Portfolio(8)	0.52%	0.06%	0.00%	0.00%	0.58%	0.54%
Balanced Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
High Yield Bond Portfolio	0.45%	0.02%	0.00%	0.00%	0.47%	0.47%
Select Bond Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
Money Market Portfolio	0.30%	0.00%	0.00%	0.00%	0.30%	0.30%
Large Company Value Portfolio(9)	0.72%	0.14%	0.00%	0.00%	0.86%	0.80%
Large Cap Blend Portfolio(10)	0.77%	0.12%	0.00%	0.00%	0.89%	0.85%
Index 600 Stock Portfolio(11)	0.25%	0.27%	0.00%	0.00%	0.52%	0.35%
Research International Core Portfolio(12)	0.88%	0.83%	0.00%	0.00%	1.71%	1.15%
Emerging Markets Equity Portfolio(13)	1.14%	0.71%	0.00%	0.00%	1.85%	1.50%
Short-Term Bond Portfolio(14)	0.35%	0.09%	0.00%	0.00%	0.44%	0.44%
Long-Term U.S. Government Bond Portfolio(15)	0.55%	0.24%	0.00%	0.02%	0.81%	0.72%
Inflation Protection Portfolio(16)	0.58%	0.12%	0.00%	0.00%	0.70%	0.65%
Multi-Sector Bond Portfolio(17)	0.79%	0.21%	0.00%	0.00%	1.00%	1.00%

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio(18)	0.56%	0.10%	0.25%	0.00%	0.91%	0.91%
VIP Contrafund® Portfolio(19)	0.56%	0.09%	0.25%	0.00%	0.90%	0.90%

Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio(20)	0.84%	0.08%	0.00%	0.00%	0.92%	0.92%

Account B Prospectus

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Russell Investment Funds
Multi-Style Equity Fund(21)	0.73%	0.15%	0.00%	0.00%	0.88%	0.88%
Aggressive Equity Fund(22)	0.90%	0.24%	0.00%	0.00%	1.14%	1.06%
Non-U.S. Fund(23)	0.90%	0.28%	0.00%	0.01%	1.19%	1.16%
Core Bond Fund(24)	0.55%	0.22%	0.00%	0.01%	0.78%	0.71%
Real Estate Securities Fund	0.80%	0.12%	0.00%	0.00%	0.92%	0.92%

Russell Investment Funds LifePoints® Variable Target Portfolio Series
Moderate Strategy Fund(25)	0.20%	1.81%	0.00%	0.87%	2.88%	0.98%
Balanced Strategy Fund(25)	0.20%	0.54%	0.00%	0.95%	1.69%	1.03%
Growth Strategy Fund(25)	0.20%	0.64%	0.00%	1.02%	1.86%	1.06%
Equity Growth Strategy Fund(25)	0.20%	1.16%	0.00%	1.10%	2.46%	1.14%

(1)

Small Cap Value Portfolio    Northwestern Mutual Series Fund’s advisor, Mason Street Advisors, LLC (“MSA”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.00% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(2)

International Growth Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.10% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(3)

International Equity Portfolio    MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA’s fee waiver agreement extends at least until April 30, 2009.

(4)

Mid Cap Value Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(5)

Focused Appreciation Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 0.90% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(6)

Domestic Equity Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(7)

Equity Income Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(8)

Asset Allocation Portfolio    MSA has agreed to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2009. In addition, MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.75% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(9)

Large Company Value Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.80% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(10)

Large Cap Blend Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.85% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(11)

Index 600 Stock Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.35% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(12)

Research International Core Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.15% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(13)

Emerging Markets Equity Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 1.50% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(14)

Short-Term Bond Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.45% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(15)

Long-Term U.S. Government Bond Portfolio    Other expenses includes estimated interest expense of 0.07%. MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.65% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(16)

Inflation Protection Portfolio    MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.65% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

Account B Prospectus

(17)

Multi-Sector Bond Portfolio    Other expenses includes estimated interest expense of 0.07%. MSA has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding interest, taxes, brokerage, dividend expenses and charges, other investment-related costs and extraordinary expenses) to an annual rate of 0.95% of the Portfolio’s average net assets until April 30, 2009. This fee waiver may be terminated at any time after April 30, 2009.

(18)

VIP Mid Cap Portfolio    FMR (Fidelity Management & Research Company) has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.10% of the class’ average net assets. This arrangement may be discontinued by FMR at any time.

(19)

VIP Contrafund® Portfolio    FMR has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 1.10% of the class’ average net assets. This arrangement may be discontinued by FMR at any time.

(20)

Socially Responsive Portfolio    Neuberger Berman Management Inc. (“NBMI”) has contractually agreed to reimburse certain expenses of the Fund through 12/31/2011, so that the total annual operating expenses are limited to 1.30% of the Fund’s average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

(21)

Multi-Style Equity Fund    The Fund’s Manager, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.73% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(22)

Aggressive Equity Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.05% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(23)

Non-U.S. Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to amount by which the Fund’s total direct Fund-level operating expenses exceed 1.15% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(24)

Core Bond Fund    RIMCo has contractually agreed to waive, at least until April 29, 2009, a portion of its 0.55% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.70% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

(25)

LifePoints® Variable Target Portfolio Series    RIMCo has contractually agreed to waive, at least through April 29, 2009, its 0.20% advisory fee for each Fund. RIMCo has then contractually agreed to reimburse, at least through April 29, 2009, each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11%, 0.08%, 0.04% and 0.04% of the average daily net assets of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, on an annual basis. Direct Fund-level expenses for the Funds do not include the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These arrangements may not be terminated during the relevant period except at the Board's discretion.

Account B Prospectus

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$902	$1,842	$2,650	$4,781
Minimum Total Annual Portfolio Operating Expenses	$824	$1,292	$1,587	$2,548

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$302	$1,242	$2,250	$4,781
Minimum Total Annual Portfolio Operating Expenses	$224	$692	$1,187	$2,548

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a Fixed Income Plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$861	$1,723	$2,462	$4,451
Minimum Total Annual Portfolio Operating Expenses	$783	$1,167	$1,376	$2,119

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a Variable Income Plan or to a Fixed Income Plan with a certain period of 12 years or more; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$261	$1,123	$2,062	$4,451
Minimum Total Annual Portfolio Operating Expenses	$183	$567	$976	$2,119

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$658	$1,403	$2,227	$4,356
Minimum Total Annual Portfolio Operating Expenses	$583	$865	$1,167	$2,023

Front-Load Contract Without the Enhanced Death Benefit (“EDB”)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$619	$1,287	$2,039	$4,012
Minimum Total Annual Portfolio Operating Expenses	$544	$742	$957	$1,575

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate shown, though for Contracts purchased before April 30, 2008, we will not increase the current mortality and expense risk charges before May 1, 2012. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the enhanced death benefit (“EDB”) above was determined by multiplying the maximum EDB percentage charge (.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.10% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2007.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account B Prospectus

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. To receive a free copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets exceeded $156.3 billion as of December 31, 2007. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Separate Account

We established the Separate Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•

Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

Account B Prospectus

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•

Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide asset allocation or investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, i.e., such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., AllianceBernstein L.P., Janus Capital Management LLC, American Century Investment Management, Inc., Massachusetts Financial Services Company, and Pacific Investment Management Company LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
International Growth Portfolio	Long-term growth of capital	N/A
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	AllianceBernstein L.P.
Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
High Yield Bond Portfolio	High current income and capital appreciation*	N/A
Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital**	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Large Cap Blend Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company
Index 600 Stock Portfolio	To achieve investment results that approximate the performance of the Standard & Poor’s SmallCap 600 Index’s performance	N/A
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	N/A

Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC

*	High yield bonds are commonly referred to as junk bonds.
**	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and The Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	Fidelity Management & Research Company, Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company, Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management, Inc.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
Real Estate Securities Fund	Current income and long-term growth of capital
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

Account B Prospectus

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar

Account B Prospectus

days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division, will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). To find out if a Guaranteed Account is available in your state, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date;

Account B Prospectus

provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Transfer Limitations    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the beginning of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Further, for GIF 1, no additional transfers may be made into that Guaranteed Account for 90 days. No additional transfers may be made into GIF 8 at any time without our consent. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply in New York.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period.

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF8 before the end of the Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF8 Market Value Adjustment Example

GIF8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

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Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a Variable Income Plan, except for payments for a specified period. (See Option 1 under “Payment Plans”—Description of Variable Income Plans”.)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.” ) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a Division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Index 500 Stock Portfolio. Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy.

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The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the value of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals since that Valuation Date and any applicable MVA or charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to pay for your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may reduce or waive our minimums. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000. We may also choose, in our discretion, to reduce or waive minimum purchase payment requirements in some limited situations.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we

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consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and would be able to continue to allocate purchase payments and transfers to that Account.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We will not accept cash, money orders, traveler’s checks, or “starter” checks received at the Home Office. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

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Reduction or Waiver of Certain Charges on Purchase Payments    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Special Contract for Employers    The Annuity Payment rates for Variable Income Plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that Purchase Payments and Annuity Payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined after our receipt of the signed request for reinvestment in good order at our Home Office. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under Variable Income Plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) If Annuity Payments are being made under Variable Income Plan 2 and the payee dies during the certain period (or if both payees die during the certain period of Variable Income Plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)

We may accept a withdrawal request (including an exchange) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that a payment plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date anytime prior to such future date.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

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Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the payment plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a Variable Income Plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Amount of the Death Benefit    If the Annuitant dies before the Maturity Date, the death benefit will not be less than the Contract Value next determined after we receive proof of death at our Home Office or, if later, the date on which a method of payment is elected. If we receive proof of death before the close of trading for the NYSE (typically 4:00 p.m. Eastern Time), we will determine the Contract Value using same-day pricing. If we receive proof of death on or after the close of trading on the NYSE, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

If the Primary Annuitant dies on or after his or her 75th birthday, the death benefit will be equal to the Contract Value (as described in the above paragraph). If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will equal the greater of the Contract Value or the amount of Purchase Payments we received, less an adjustment for every withdrawal. For each withdrawal we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. There is no death benefit after Annuity Payments begin. (See “Payment Plans”.)

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount:

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples    Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

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Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2007–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2008–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2008–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

Distribution of the Death Benefit    If the Owner is the Annuitant and the Owner dies before the Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force unless the Owner elected a payment plan for the Beneficiary. The Beneficiary may also elect to receive the death benefit in a lump sum or under a payment plan (See “Payment Plans.”). In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, the death benefit becomes payable to the Owner.

If the Contract continues in force, we will set the Contract Value at an amount equal to the death benefit (pursuant to the terms of your Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant's death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal). If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose or to a Guaranteed Account (transfers to a GIF 8 in this circumstance are allowed only if no funds are invested in the GIF 8 on the death of the Annuitant). (See “Transfers Between Divisions” and “Payment Plans”.)

Payment Plans

Generally    If you decide to begin receiving monthly Annuity Payments from your Contract, you may choose one of three Annuity Payment plans (referred to as “Income Plans”):

(1)	monthly payments for a specified period;

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of ten or twenty years if you die sooner; or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis. While no charges are assessed on fixed income plans, we will continue to assess on variable income plans mortality rate and expense risk charges. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Payment Plan be invested. The Fixed Income Plans are not described in this prospectus. If you select a Fixed Income Plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A Variable Income Plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a Variable Income Plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A Fixed Income Plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a Variable Income Plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following Variable Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

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2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a Variable Income Plan to one that results in an initial payment of at least $20. A Variable Income Plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish Variable Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between payment plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from a payment plan involving a life contingency nor transfer to a payment plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Variable Income Plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Variable Income Plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a Variable Income Plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Variable Income Plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

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Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract Value on the Contract anniversary is $25,000 or more.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results

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calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a Variable Income Plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a Variable Income Plan which is not contingent on the payee’s life (i.e., Plan 1).

For Fixed Income Plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a Fixed Income Plan for a certain period of 12 years or more or any Fixed Income Plan which involves a life contingency if you select the plan after the Contract has been in force for at least one full year.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges for Required Minimum Distributions (except for withdrawals from GIF8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules will generally become effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the uncertainty created by these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the

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Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Prior Contracts

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000    During the period prior to March 31, 2000 and on or after March 31, 1995 we issued both front-load Contracts and back-load Contracts. For the front-load Contracts, the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Separate Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the back-load Contracts, there is a surrender charge of 8% on the first $100,000 of Purchase Payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on Purchase Payments in excess of $1 million, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued After December 16, 1981 and Prior to March 31, 1995    For Contracts issued prior to March 31, 1995 and after December 16, 1981, there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of Purchase Payments, 4% on the next $75,000, and 2% on Purchase Payments in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The surrender charge applicable for each Purchase Payment reduces by 1% on each Contract anniversary. A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Contract Value on the last Contract anniversary. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Separate Account. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. See “Appendix A—Accumulation Unit Values” for the applicable table.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See “Appendix A—Accumulation Unit Values” for the applicable table.

Certain Non-Tax Qualified Contracts    For non-tax qualified Contracts issued after December 16, 1981 and prior to May 1, 1983, Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Separate Account, which we may raise to a maximum annual rate of 1%.

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2008 we are paying dividends on approximately 41% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk

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charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000, and over three-fourths of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2008 represents about 0.62% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. The changes to the contribution limits and to the withdrawal and portability restrictions on qualified plans were made permanent by the Pension Protection Act of 2006, enacted on August 17, 2006.

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2008 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older and an additional contribution of $3,000 per year is allowed for years 2007 to 2009 for former employees of certain bankrupt companies. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $50,000—$60,000 for single filers and between $75,000—$85,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $150,000—$160,000 (indexed). After 2006, Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.

An IRA is nonforfeitable and generally cannot be transferred.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $230,000 or $45,000 (for 2008). In a SEP that permits employee contributions, the employee is allowed to contribute up to $15,500 in 2008, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2008, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no

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more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $10,500 (for 2008). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $230,000 (for 2008) for each employee. A catch up contribution of $2,500 for 2008 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,000 for 2008 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older and an additional contribution of $3,000 per year is allowed for years 2007 to 2009 for former employees of certain bankrupt companies. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and, after 2007, employer plans may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty. Special valuation rules may apply to the conversion.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only:    If there are elective employee deferrals only, the limit for 2008 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $230,000 or $45,000 or (2) a flat dollar limit of $15,500, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $5,000 for 2008 and the limit is indexed thereafter.

Nonelective Contributions Only:    If the only contributions are nonelective employer contributions, the maximum limit for 2008 is the lesser of 100% of compensation up to $230,000 or $45,000.

Both Employee and Employer Contributions:    Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2008 cannot exceed the lesser of 100% of compensation up to $230,000 or $45,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules will generally become effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the uncertainty created by these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $225,000 (indexed for 2007) or $15,500 for 2007 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $5,000 for 2007 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity     Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Account B Prospectus

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    Benefits received as Annuity Payments from non-tax qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 24 months after a partial exchange may be subject to special tax rules. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as

Account B Prospectus

Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 or retires, if later.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule:    A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule:    A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions:    If the designated beneficiary is the Owner’s spouse, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1/2.

3. Nonspouse Transfers:    A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs:    The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts:    The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Account B Prospectus

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)     For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Account B Prospectus

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps. The GIF 1 is ONLY available in the front-load design in the states of NJ, OR, UT, and WA. The GIF 1 is NOT available in either design in the state of MA or NY.

Owner Inquiries    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.nmfn.com) to access Fund performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also transfer invested assets among Divisions and change the allocation of future contributions online. For enrollment information, please contact us at 1-888-455-2232.

Householding    To reduce costs, we now send only a single copy of prospectuses and reports to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of prospectuses and reports by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses in the performance of the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they are eligible for various cash benefits, such as bonuses, insurance benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. Certain of the Distributor’s registered representatives and managers may receive other payments from us for the recruitment and training of personnel, production of promotional literature and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less. No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in MA, NJ, and NY.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in

Account B Prospectus

accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under Variable Income Plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a Variable Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a Variable Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). Fixed Annuity Contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Page
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-4
VALUATION OF ASSETS OF THE ACCOUNT	B-4

Account B Prospectus

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently. The values shown below for back-load version Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Unit Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. Accumulation Unit Values set forth below for back-load version Contracts issued on or after March 31, 2000 reflect the values of back-load version Class B Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.408	$1.292	$1.217	$1.100	$0.931	$0.703	$0.866	$0.904
Number of Units Outstanding	37,656,211	35,415,158	30,101,686	24,517,418	19,735,948	17,111,206	13,882,912	7,316,566
Back-Load Version Class B
Accumulation Unit Value	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945
Number of Units Outstanding	24,052,965	23,161,853	20,416,511	18,719,764	16,083,009	12,979,575	9,860,219	4,277,781
Small Cap Value Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.941	$1.967	$1.696	$1.590	$1.283	$0.954	$1.015	—
Number of Units Outstanding	24,816,333	20,299,779	14,197,448	10,191,647	6,109,525	3,723,284	968,632	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—
Number of Units Outstanding	29,608,069	25,148,640	19,703,866	16,176,274	11,021,518	6,524,843	1,214,673	—
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.048	$0.873	$0.840	$0.795	$0.700	$0.564	$0.719	$0.902
Number of Units Outstanding	42,131,781	39,982,374	39,039,697	33,381,264	27,992,902	24,744,380	19,893,765	10,356,483
Back-Load Version Class B
Accumulation Unit Value	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507	$4.504	$5.692
Number of Units Outstanding	9,998,899	10,068,986	10,031,421	9,592,622	8,470,192	6,999,890	5,063,533	2,023,069
International Growth Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$2.098	$1.873	$1.549	$1.319	$1.091	$0.789	$0.904	—
Number of Units Outstanding	28,185,958	23,425,596	16,536,974	8,521,806	4,570,532	2,244,917	501,875	—
Back-Load Version Class B(b)
Accumulation Unit Value	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—
Number of Units Outstanding	32,884,571	27,220,834	19,828,404	13,009,472	7,404,623	3,186,044	601,797	—
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.973	$1.679	$1.289	$1.162	$0.979	$0.700	$0.852	$0.996
Number of Units Outstanding	85,278,097	67,876,758	49,598,537	33,306,605	22,004,368	16,906,871	13,406,091	5,686,115
Back-Load Version Class B
Accumulation Unit Value	$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251
Number of Units Outstanding	41,695,187	34,179,224	25,910,156	20,065,529	14,221,114	10,599,030	6,860,629	2,537,947
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.861	$1.873	$1.644	$1.567	$1.327	—	—	—
Number of Units Outstanding	9,722,631	6,816,773	4,908,342	2,640,006	963,535	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—
Number of Units Outstanding	10,677,308	7,446,498	4,896,956	2,684,457	802,201	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investments was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.778	$1.656	$1.512	$1.353	$1.169	$0.870	$1.024	$1.036
Number of Units Outstanding	29,411,845	27,815,668	25,993,210	22,283,625	18,361,848	15,676,867	11,324,256	4,843,932
Back-Load Version Class B
Accumulation Unit Value	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295
Number of Units Outstanding	37,359,925	36,837,204	34,052,444	31,408,005	26,857,445	20,322,215	13,127,356	4,692,710
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$2.182	$1.729	$1.657	$1.423	$1.195	—	—	—
Number of Units Outstanding	18,526,768	11,850,394	6,925,251	1,559,586	518,814	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$2.107	$1.682	$1.624	$1.405	$1.189	—	—	—
Number of Units Outstanding	19,436,410	13,462,586	9,031,039	2,269,975	704,647	—	—	—
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.983	$0.905	$0.830	$0.774	$0.730	$0.616	$0.783	$0.917
Number of Units Outstanding	46,146,726	46,700,545	39,674,024	35,020,959	30,217,066	25,303,120	17,374,417	8,814,919
Back-Load Version Class B
Accumulation Unit Value	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902
Number of Units Outstanding	20,146,120	20,009,379	18,419,410	17,211,320	15,099,499	12,076,113	8,560,047	3,640,112
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.004	$0.925	$0.834	$0.773	$0.718	$0.582	$0.814	$0.887
Number of Units Outstanding	32,610,994	29,213,390	22,647,395	18,168,775	14,589,005	12,642,505	10,591,635	3,882,580
Back-Load Version Class B
Accumulation Unit Value	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323
Number of Units Outstanding	16,386,395	15,000,372	12,870,407	11,170,844	8,666,979	7,080,067	5,243,396	1,644,497
Domestic Equity Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.382	$1.483	$1.279	$1.189	$1.023	$0.765	$0.976	—
Number of Units Outstanding	59,035,244	45,349,697	29,643,557	16,304,992	9,477,867	5,903,229	1,363,585	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—
Number of Units Outstanding	55,792,919	43,644,972	30,530,625	20,213,629	12,004,130	6,507,006	1,485,693	—
Equity Income Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.783	$1.735	$1.464	$1.412	$1.232	—	—	—
Number of Units Outstanding	20,225,255	14,203,522	9,704,382	5,021,856	1,764,492	—	—	—
Back-Load Version Class B(a)
Accumulation Unit Value	$1.722	$1.688	$1.435	$1.394	$1.226	—	—	—
Number of Units Outstanding	19,983,251	13,567,927	8,406,892	4,088,760	1,306,298	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.069	$1.019	$0.886	$0.850	$0.772	$0.604	$0.779	$0.888
Number of Units Outstanding	105,295,671	90,982,275	77,651,428	61,872,226	47,611,354	37,988,421	29,925,056	15,753,049
Back-Load Version Class B
Accumulation Unit Value	$5.062	$4.862	$4.258	$4.116	$3.765	$2.968	$3.857	$4.432
Number of Units Outstanding	31,380,412	28,368,952	24,291,066	21,293,958	17,486,511	12,797,034	8,434,994	3,225,796

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Asset Allocation Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$ 1.453	$ 1.335	$1.220	$1.146	$1.047	$0.872	$0.977	—
Number of Units Outstanding	37,122,656	35,603,213	31,535,608	24,763,452	14,610,795	8,284,846	1,018,582	—
Back-Load Version Class B(b)
Accumulation Unit Value	$ 1.385	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—
Number of Units Outstanding	54,392,058	52,816,574	47,586,088	39,112,607	25,358,428	12,265,921	1,830,932	—
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.301	$ 1.232	$1.121	$1.087	$1.013	$0.863	$0.938	$0.973
Number of Units Outstanding	145,987,143	141,764,113	137,625,974	115,318,065	88,940,061	68,762,047	47,954,594	17,720,378
Back-Load Version Class B
Accumulation Unit Value	$ 9.345	$ 8.915	$8.175	$7.990	$7.499	$6.435	$7.047	$7.368
Number of Units Outstanding	23,442,961	22,276,529	21,497,005	19,495,805	15,788,431	11,764,085	8,427,354	2,559,744
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.573	$ 1.544	$1.414	$1.402	$1.249	$0.973	$1.007	$0.963
Number of Units Outstanding	28,430,586	23,166,531	17,733,956	12,459,872	9,024,728	6,137,852	4,078,758	1,352,168
Back-Load Version Class B
Accumulation Unit Value	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432
Number of Units Outstanding	20,528,586	17,616,640	14,318,979	11,097,831	8,033,689	4,421,943	2,772,630	680,911
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.607	$ 1.518	$1.470	$1.446	$1.387	$1.321	$1.185	$1.079
Number of Units Outstanding	152,580,803	117,536,536	83,749,463	55,244,272	38,034,865	27,366,821	13,120,975	3,378,026
Back-Load Version Class B
Accumulation Unit Value	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188	$8.300	$7.615
Number of Units Outstanding	20,152,543	15,961,458	12,615,595	9,265,871	7,243,943	5,161,060	2,097,513	267,017
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.244	$ 1.187	$1.138	$1.110	$1.100	$1.092	$1.080	$1.044
Number of Units Outstanding	44,759,830	29,832,072	21,791,315	20,994,394	20,832,819	25,725,741	21,133,363	10,538,786
Back-Load Version Class B
Accumulation Unit Value	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735	$2.724	$2.655
Number of Units Outstanding	16,717,687	13,064,420	11,894,947	11,071,279	12,115,262	13,766,612	9,317,527	2,855,056
Large Company Value Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$ 0.937	—	—	—	—	—	—	—
Number of Units Outstanding	2,518,196	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$ 0.932	—	—	—	—	—	—	—
Number of Units Outstanding	2,012,088	—	—	—	—	—	—	—
Large Cap Blend Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$ 0.932	—	—	—	—	—	—	—
Number of Units Outstanding	3,985,046	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$ 0.927	—	—	—	—	—	—	—
Number of Units Outstanding	4,422,597	—	—	—	—	—	—	—

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Index 600 Stock Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$0.938	—	—	—	—	—	—	—
Number of Units Outstanding	1,460,666	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$0.933	—	—	—	—	—	—	—
Number of Units Outstanding	1,399,346	—	—	—	—	—	—	—
Research International Core Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.051	—	—	—	—	—	—	—
Number of Units Outstanding	2,395,681	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.046	—	—	—	—	—	—	—
Number of Units Outstanding	1,957,796	—	—	—	—	—	—	—
Emerging Markets Equity Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.243	—	—	—	—	—	—	—
Number of Units Outstanding	4,011,172	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.237	—	—	—	—	—	—	—
Number of Units Outstanding	5,272,909	—	—	—	—	—	—	—
Short-Term Bond Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.027	—	—	—	—	—	—	—
Number of Units Outstanding	1,269,719	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.022	—	—	—	—	—	—	—
Number of Units Outstanding	866,163	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.072	—	—	—	—	—	—	—
Number of Units Outstanding	2,189,714	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.066	—	—	—	—	—	—	—
Number of Units Outstanding	2,228,324	—	—	—	—	—	—	—
Inflation Protection Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.065	—	—	—	—	—	—	—
Number of Units Outstanding	1,983,398	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.059	—	—	—	—	—	—	—
Number of Units Outstanding	1,938,124	—	—	—	—	—	—	—
Multi-Sector Bond Division
Front-Load Version and Back-Load Version Class A(c)
Accumulation Unit Value	$1.007	—	—	—	—	—	—	—
Number of Units Outstanding	5,806,045	—	—	—	—	—	—	—
Back-Load Version Class B(c)
Accumulation Unit Value	$1.002	—	—	—	—	—	—	—
Number of Units Outstanding	5,505,126	—	—	—	—	—	—	—

(c)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Fidelity® Variable Insurance Products

	December 31
	2007	2006	2005	2004	2003
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$2.621	$2.284	$2.042	$1.739	$1.402
Number of Units Outstanding	22,727,500	16,726,773	9,413,745	4,313,661	745,958
Back-Load Version Class B(a)
Accumulation Unit Value	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	24,997,369	19,211,410	11,269,182	5,622,571	1,627,553
VIP Contrafund® Division
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.114	—	—	—	—
Number of Units Outstanding	7,531,371	—	—	—	—
Back-Load Version Class B(b)
Accumulation Unit Value	$1.109	—	—	—	—
Number of Units Outstanding	7,325,746	—	—	—	—
(a) The initial investment was made on May 1, 2003. (b) The initial investment was made on April 30, 2007. Neuberger Berman Advisers Management Trust
	December 31
	2007
Socially Responsive Portfolio
Front-Load Version and Back-Load Version Class A(b)
Accumulation Unit Value	$1.015
Number of Units Outstanding	1,124,518
Back-Load Version Class B(b)
Accumulation Unit Value	$1.010
Number of Units Outstanding	1,106,674
(a) The initial investment was made on April 30, 2007. Russell Investment Funds
	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.058	$0.963	$0.859	$0.804	$0.736	$ 574	$0.751	$0.880
Number of Units Outstanding	61,920,846	54,471,464	41,347,076	29,717,223	19,067,020	13,019,470	9,523,304	3,416,461
Back-Load Version Class B
Accumulation Unit Value	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925
Number of Units Outstanding	53,355,982	48,317,973	40,125,402	31,971,252	22,289,607	14,503,579	9,084,152	3,280,473
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.498	$1.455	$1.274	$1.204	$1.055	$0.728	$0.904	$0.930
Number of Units Outstanding	15,782,523	14,356,072	11,503,738	8,674,632	5,456,830	3,936,448	3,416,050	1,645,007
Back-Load Version Class B
Accumulation Unit Value	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079
Number of Units Outstanding	14,139,674	12,896,716	10,819,309	9,442,850	6,635,255	4,016,709	2,555,549	962,707
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.381	$1.261	$1.025	$0.906	$0.770	$0.557	$0.660	$0.851
Number of Units Outstanding	43,995,976	38,406,866	26,778,925	17,253,283	9,842,979	7,745,475	6,652,947	3,081,050
Back-Load Version Class B
Accumulation Unit Value	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050
Number of Units Outstanding	35,449,250	30,937,978	24,144,865	17,207,967	10,707,186	7,623,045	4,874,145	2,125,848

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000
Real Estate Securities
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.204	$3.828	$2.832	$2.519	$1.877	$1.375	$1.331	$1.241
Number of Units Outstanding	24,272,063	22,134,829	17,288,696	12,229,738	7,967,258	6,056,265	3,359,466	970,869
Back-Load Version Class B
Accumulation Unit Value	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156
Number of Units Outstanding	30,821,946	29,853,034	25,024,611	20,379,598	13,868,204	9,469,037	4,572,402	889,886
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.529	$1.433	$1.389	$1.368	$1.314	$1.244	$1.149	$1.075
Number of Units Outstanding	52,369,601	41,460,777	28,397,468	17,182,654	9,361,016	7,159,196	4,757,265	1,207,021
Back-Load Version Class B
Accumulation Unit Value	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068
Number of Units Outstanding	44,801,915	35,795,917	26,986,904	18,499,979	11,676,257	7,728,642	4,018,947	1,018,885
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2007
Moderate Strategy Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.032
Number of Units Outstanding	3,082,709
Back-Load Version Class B(a)
Accumulation Unit Value	$1.027
Number of Units Outstanding	1,973,222
Balanced Strategy Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.024
Number of Units Outstanding	14,162,396
Back-Load Version Class B(a)
Accumulation Unit Value	$1.019
Number of Units Outstanding	11,026,528
Growth Strategy Division
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.018
Number of Units Outstanding	11,860,121
Back-Load Version Class B(a)
Accumulation Unit Value	$1.013
Number of Units Outstanding	7,119,840
Equity Growth Strategy Securities
Front-Load Version and Back-Load Version Class A(a)
Accumulation Unit Value	$1.009
Number of Units Outstanding	4,775,541
Back-Load Version Class B(a)
Accumulation Unit Value	$1.004
Number of Units Outstanding	1,666,546

(a)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Small Cap Growth Stock Division
Front-Load Version(c)
Accumulation Unit Value	$3.093	$2.835	$2.668	$2.409	$2.036	$1.536	$1.891	$1.973	$1.856	—
Number of Units Outstanding	6,716,547	8,072,585	9,280,531	10,258,189	11,600,061	12,239,721	15,922,457	16,125,306	5,929,217	—
Back-Load Version(c)
Accumulation Unit Value	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1,848	$1.945	$1.846	—
Number of Units Outstanding	18,521,146	21,454,221	23,442,265	24,369,095	25,653,341	25,390,799	26,051,895	24,929,903	6,829,130	—
Small Cap Value Division
Front-Load Version(b)
Accumulation Unit Value	$1.954	$1.978	$1.704	$1.596	$1.286	$0.955	$1.016	—	—	—
Number of Units Outstanding	6,116,314	6,840,738	6,915,845	6,574,927	5,733,203	4,920,040	1,493,941	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—
Number of Units Outstanding	16,167,507	15,926,790	15,290,065	13,638,862	10,683,810	8,559,526	2,002,419	—	—	—
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.294	$2.740	$2.635	$2.492	$2.191	$1.764	$2.247	$2.815	$2.662	$1.859
Number of Units Outstanding	17,170,875	19,964,909	23,528,621	26,953,401	30,456,618	33,977,551	39,698,939	43,573,219	38,181,332	38,301,039
Back-Load Version
Accumulation Unit Value	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.808
Number of Units Outstanding	30,352,362	34,261,732	39,052,013	43,360,087	46,941,627	49,785,661	54,333,105	55,934,656	50,370,063	50,240,828
International Growth Division
Front-Load Version(b)
Accumulation Unit Value	$2.112	$1.883	$1.556	$1.324	$1.093	$0.790	$0.904	—	—	—
Number of Units Outstanding	6,224,652	6,121,418	5,170,392	3,439,029	2,420,702	1,817,763	893,244	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—	—
Number of Units Outstanding	17,011,755	15,891,893	12,046,151	7,118,190	4,200,021	2,169,803	477,797	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value	$3.872	$3.293	$2.526	$2.274	$1.913	$1.368	$1.663	$1.941	$1.964	$1.605
Number of Units Outstanding	22,092,549	23,182,016	23,971,278	25,002,389	26,200,049	28,873,593	43,786,596	36,295,316	32,350,775	30,705,368
Back-Load Version
Accumulation Unit Value	$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893
Number of Units Outstanding	52,562,374	54,239,272	55,368,929	55,703.348	57,187,012	59,523,613	63,464,527	65,229,652	59,168,433	58,015,141
Mid Cap Value Division
Front-Load Version(a)
Accumulation Unit Value	$1.869	$1.880	$1.649	$1.570	$1.328	—	—	—	—	—
Number of Units Outstanding	2,090,343	1,726,443	1,493,751	1,108.150	566,371	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—	—	—
Number of Units Outstanding	5,698,816	4,517,590	3,773,073	2,379,792	914,679	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Index 400 Stock Division
Front-Load Version(c)
Accumulation Unit Value	$2.272	$2.113	$1.928	$1.723	$1.488	$1.106	$1.300	$1.314	$1.125	—
Number of Units Outstanding	9,541,899	11,290,118	12,509,762	14,082,068	15,074,031	15,907,140	16,641,763	14,867,219	6,253,334	—
Back-Load Version(c)
Accumulation Unit Value	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—
Number of Units Outstanding	27,596,764	30,217,700	32,424,068	33,815.800	33,698,201	32,533,243	27,948,785	22,152,604	7,576,930	—
Focused Appreciation Division
Front-Load Version(a)
Accumulation Unit Value	$2.192	$1.735	$1.661	$1.425	$1.196	—	—	—	—	—
Number of Units Outstanding	4,210,524	2,593,162	2,201,281	780,283	298,705	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$2.107	$1.682	$1.624	$1.405	$1.189	—	—	—	—	—
Number of Units Outstanding	9,832,739	8,522,880	6,089,877	1,386,151	612,139	—	—	—	—	—
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.039	$2.794	$2.560	$2.387	$2.246	$1.896	$2.405	$2.815	$2.898	$2.375
Number of Units Outstanding	13,976,603	15,924,282	18,117,289	20,677,902	23,255,037	25,488,985	30,387,726	33,453,807	29,613,096	20,435,890
Back-Load Version
Accumulation Unit Value	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491
Number of Units Outstanding	37,185,934	41,412,188	47,037,380	52,297,802	56,586,944	59,194,944	63,541,355	65,153,124	58,030,851	43,931,364
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.568	$2.363	$2.128	$1.970	$1.828	$1.480	$2.069	$2.253	$2.431	$2.271
Number of Units Outstanding	12,674,306	13,913,425	15,804,032	18,168,256	20,623,381	23,652,881	29,263,116	32,089,215	34,268,909	28,665,538
Back-Load Version
Accumulation Unit Value	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382
Number of Units Outstanding	37,202,705	41,252,993	46,115,298	50,391,072	54,319,174	57,393,540	65,286,277	67,399,622	69,825,444	60,018,961
Domestic Equity Division
Front-Load Version(b)
Accumulation Unit Value	$1.391	$1.491	$1.284	$1.193	$1.025	$0.766	$0.976	—	—	—
Number of Units Outstanding	13,717,619	12,985,147	11,450,604	9,423,819	7,381,826	5,595,838	1,938,379	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.317	$1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—	—
Number of Units Outstanding	29,462,400	27,904,343	22,639,272	17,956,749	13,170,129	9,478,669	2,435,683	—	—	—
Equity Income Division
Front-Load Version(a)
Accumulation Unit Value	$1.791	$1.742	$1.468	$1.414	$1.233	—	—	—	—	—
Number of Units Outstanding	3,736,400	3,156,000	2,442,261	1,568,194	794,526	—	—	—	—	—
Back-Load Version(a)
Accumulation Unit Value	$1.722	$1.688	$1.435	$1.394	$1.226	—	—	—	—	—
Number of Units Outstanding	10,708,433	8,981,205	6,905,173	4,292,221	1,741,960	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$ 3.445	$ 3.281	$2.849	$2.731	$2.477	$1.936	$2.495	$2.843	$3.128	$2.597
Number of Units Outstanding	28,047,266	31,587,151	36,385,293	41,727,776	46,362,562	51,158,950	59,351,073	65,635,496	64,985,029	49,367,899
Back-Load Version
Accumulation Unit Value	$ 5.062	$ 4.862	$4.258	$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.037
Number of Units Outstanding	57,495,343	63,143,296	70,634,909	77,595,842	82,632,130	86,075,344	93,733,031	97,164,361	93,536,733	74,933,584
Asset Allocation Division
Front-Load Version(b)
Accumulation Unit Value	$ 1.462	$ 1.342	$1.226	$1.150	$1.050	$0.874	$0.977	—	—	—
Number of Units Outstanding	9,246,002	10,235,878	11,468,534	11,145,958	9,419,602	7,155,880	2,155,852	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$ 1.385	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—	—
Number of Units Outstanding	24,510,823	25,367,754	25,370,846	22,531,287	18,344,632	10,512,707	2,594,700	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$ 2.834	$ 2.681	$2.438	$2.362	$2.198	$1.871	$2.031	$2.106	$2.118	$1.912
Number of Units Outstanding	40,821,147	46,605,191	54,406,835	60,885,085	66,400,831	73,767,182	88,804,688	97,628,015	102,078,367	72,292,495
Back-Load Version
Accumulation Unit Value	$ 9.345	$ 8.915	$8.175	$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.771
Number of Units Outstanding	36,634,641	39,886,353	44,604,247	48,169,201	50,672,379	52,815,904	57,631,400	60,156,780	60,554,119	50,001,293
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 2.317	$ 2.273	$2.079	$2.058	$1.833	$1.426	$1.474	$1.409	$1.483	$1.496
Number of Units Outstanding	8,522,806	9,177,777	9,780,962	10,660,018	12,057,111	13,150,685	15,351,843	15,642,373	17,635,247	19,796,158
Back-Load Version
Accumulation Unit Value	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546
Number of Units Outstanding	20,460,095	21,430,971	23,264,338	24,343,041	25,165,640	25,851,213	27,704,458	28,261,950	31,364,004	34,432,479
Select Bond Division
Front-Load Version
Accumulation Unit Value	$ 2.191	$ 2.068	$2.001	$1.966	$1.884	$1.793	$1.606	$1.461	$1.331	$1.350
Number of Units Outstanding	26,187,528	25,499,277	25,505,913	26,067,954	29,002,604	33,757,514	31,704,805	28,492,696	29,869,748	22,093,895
Back-Load Version
Accumulation Unit Value	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.088
Number of Units Outstanding	11,711,402	11,244,306	11,005,965	10,695,695	11,538,095	12,269,348	10,113,548	8,458,657	8,674,455	8,005,277
Money Market Division
Front-Load Version
Accumulation Unit Value	$ 1.599	$ 1.525	$1.460	$1.423	$1.409	$1.397	$1.380	$1.333	$1.259	$1.203
Number of Units Outstanding	16,363,549	16,466,468	14,678,477	15,028,450	21,077,095	42,940,997	38,574,176	58,572,481	57,765,350	27,165,662
Back-Load Version
Accumulation Unit Value	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.431
Number of Units Outstanding	16,994,352	14,880,737	14,378,705	16,070,503	21,524,948	27,441,083	25,637,013	20,230,487	30,818,748	22,512,853

(b)	The initial investment was made on July 31, 2001.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Large Company Value Division
Front-Load Version(c)
Accumulation Unit Value	$0.938	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	209,903	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$0.932	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	959,800	—	—	—	—	—	—	—	—	—
Large Cap Blend Division
Front-Load Version(c)
Accumulation Unit Value	$0.932	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	409,761	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$0.927	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,133,375	—	—	—	—	—	—	—	—	—
Index 600 Stock Division
Front-Load Version(c)
Accumulation Unit Value	$0.938	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	501,702	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$0.933	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	698,347	—	—	—	—	—	—	—	—	—
Research International Core Division
Front-Load Version(c)
Accumulation Unit Value	$1.052	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	296,567	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.046	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,100,686	—	—	—	—	—	—	—	—	—
Emerging Markets Equity Division
Front-Load Version(c)
Accumulation Unit Value	$1.244	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,030,364	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.237	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	2,851,099	—	—	—	—	—	—	—	—	—
Short-Term Bond Division
Front-Load Version(c)
Accumulation Unit Value	$1.028	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	257,043	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.022	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	480,205	—	—	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Division
Front-Load Version(c)
Accumulation Unit Value	$1.073	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	240,601	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.066	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	752,471	—	—	—	—	—	—	—	—	—
Inflation Protection Division
Front-Load Version(c)
Accumulation Unit Value	$1.065	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	473,380	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.059	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,189,726	—	—	—	—	—	—	—	—	—
Multi-Sector Bond Division
Front-Load Version(c)
Accumulation Unit Value	$1.008	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	609,831	—	—	—	—	—	—	—	—	—
Back-Load Version(c)
Accumulation Unit Value	$1.002	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,641,825	—	—	—	—	—	—	—	—	—

(c)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Fidelity® Variable Insurance Products

	December 31
	2007	2006	2005	2004	2003
VIP Mid Cap Division
Front-Load Version(a)
Accumulation Unit Value	$2.633	$2.292	$2.047	$1.742	$1.403
Number of Units Outstanding	4,420,983	4,342,276	3,650,183	1,802,177	707,975
Back-Load Version(a)
Accumulation Unit Value	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	12,187,349	11,341,345	8,488,159	4,278,279	1,337,182
VIP Contrafund® Division
Front-Load Version(b)
Accumulation Unit Value	$1.115	—	—	—	—
Number of Units Outstanding	1,466,484	—	—	—	—
Back-Load Version(b)
Accumulation Unit Value	$1.109	—	—	—	—
Number of Units Outstanding	3,607,396	—	—	—	—
(a) The initial investment was made on May 1, 2003. (b) The initial investment was made on April 30, 2007. Neuberger Berman Advisers Management Trust
	December 31
	2007
Socially Responsive Portfolio
Front-Load Version(a)
Accumulation Unit Value	$1.016
Number of Units Outstanding	431,387
Back-Load Version(a)
Accumulation Unit Value	$1.010
Number of Units Outstanding	337,596
(a) The initial investment was made on April 30, 2007. Russell Investment Funds
	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front-Load Version(a)
Accumulation Unit Value	$1.135	$1.032	$0.919	$0.860	$0.787	$0.613	$0.801	$0.938	$1.073
Number of Units Outstanding	16,812,421	18,420,538	18,470,307	19,989,061	20,288,317	20,046,435	23,334,172	25,693,117	14,702,392
Back-Load Version(a)
Accumulation Unit Value	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding	27,232,844	28,369,090	28,812,511	28,757,492	28,254,083	25,858,008	26,373,061	24,591,986	15,268,513
Aggressive Equity Division
Front-Load Version(a)
Accumulation Unit Value	$1.774	$1.722	$1.506	$1.422	$1.244	$0.858	$1.064	$1.094	$1.106
Number of Units Outstanding	4,962,839	6,030,690	6,851,931	7,427,014	7,791,434	7,408,055	7,916,330	8,881,058	4,174,119
Back-Load Version(a)
Accumulation Unit Value	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding	9,105,306	9,935,839	10,065,437	10,794,558	10,081,792	8,902,496	8,918,984	8,228,003	4,192,812
Non-U.S. Division
Front-Load Version(a)
Accumulation Unit Value	$1.741	$1.588	$1.289	$1.139	$0.966	$0.699	$0.827	$1.065	$1.250
Number of Units Outstanding	9,650,771	10,748,361	10,136,489	10,406,399	9,930,082	10,489,012	12,452,057	13,438,754	5,811,225
Back-Load Version(a)
Accumulation Unit Value	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding	18,167,022	18,696,512	16,336,791	15,446,920	13,585,020	12,428,512	12,691,490	11,778,072	4,937,116

(a)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999
Real Estate Securities Division
Front-Load Version(a)
Accumulation Unit Value	$3.048	$3.637	$2.688	$2.389	$1.779	$1.302	$1.259	$1.172	$0.925
Number of Units Outstanding	6,401,779	7,721,455	7,881,345	7,812,702	7,182,463	7,294,758	6,200,817	5,029,444	2,828,333
Back-Load Version(a)
Accumulation Unit Value	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding	16,375,993	19,207,452	19,188,578	18,041,094	15,820,065	13,381,267	7,836,969	4,955,290	2,072,707
Core Bond Division
Front-Load Version(a)
Accumulation Unit Value	$1.552	$1.453	$1.407	$1.384	$1.328	$1.256	$1.159	$1.083	$0.989
Number of Units Outstanding	9,018,990	9,297,246	8,882,719	8,824,119	8,808,106	9,417,461	10,026,718	9,765,167	5,501,177
Back-Load Version(a)
Accumulation Unit Value	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.133	$1.068	$0.983
Number of Units Outstanding	15,498,334	14,562,468	13,012,513	11,121,921	10,201,541	9,785,769	8,767,348	6,769,585	4,595,473
(a) The initial investment was made on April 30, 1999. Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2007
Moderate Strategy Division
Front-Load Version(a)
Accumulation Unit Value	$1.033
Number of Units Outstanding	313,456
Back-Load Version(a)
Accumulation Unit Value	$1.027
Number of Units Outstanding	1,169,248
Balanced Strategy Division
Front-Load Version(a)
Accumulation Unit Value	$1.024
Number of Units Outstanding	1,850,376
Back-Load Version(a)
Accumulation Unit Value	$1.019
Number of Units Outstanding	2,950,788
Growth Strategy Division
Front-Load Version(a)
Accumulation Unit Value	$1.018
Number of Units Outstanding	573,095
Back-Load Version(a)
Accumulation Unit Value	$1.013
Number of Units Outstanding	2,886,951
Equity Growth Strategy Division
Front-Load Version(a)
Accumulation Unit Value	$1.010
Number of Units Outstanding	960,730
Back-Load Version(a)
Accumulation Unit Value	$1.004
Number of Units Outstanding	1,509,218

(a)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$2.873	$2.656	$2.521	$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—
Number of Units Outstanding	20,825,787	23,863,756	26,492,552	27,674,537	29,757,334	30,160,090	33,098,672	34,272,180	13,315,327	—
Small Cap Value Division
Accumulation Unit Value(b)	$1.850	$1.889	$1.641	$1.550	$1.260	$0.944	$1.012	—	—	—
Number of Units Outstanding	23,096,444	23,566,103	22,651,663	21,144,174	18,087,716	13,871,365	2,822,064	—	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$6.275	$5.265	$5.106	$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.822
Number of Units Outstanding	53,759,589	62,224,061	71,675,443	80,622,135	89,547,583	98,102,497	109,859,708	118,817,594	118,954,187	142,251,000
International Growth Division
Accumulation Unit Value(b)	$2.000	$1.798	$1.499	$1.286	$1.071	$0.780	$0.901	—	—	—
Number of Units Outstanding	23,945,971	22,376,705	17,034,183	10,789,833	6,595,124	3,340,865	562,207	—	—	—
International Equity Division
Accumulation Unit Value	$4.233	$3.630	$2.808	$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893
Number of Units Outstanding	89,761,891	92,865,740	95,439,180	98,792,917	103,922,076	112,474,064	125,486,737	136,785,885	143,590,615	169,478,000
Mid Cap Value Division
Accumulation Unit Value(a)	$1.797	$1.823	$1.612	$1.548	$1.321	—	—	—	—	—
Number of Units Outstanding	8,566,334	6,837,099	6,016,068	4,227,052	1,777,682	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$2.111	$1.980	$1.822	$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—
Number of Units Outstanding	32,058,964	33,940,067	37,124,828	38,983,861	38,975,371	37,757,306	33,195,315	26,409,862	7,869,853	—
Focused Appreciation Division
Accumulation Unit Value(a)	$2.107	$1.682	$1.624	$1.405	$1.189	—	—	—	—	—
Number of Units Outstanding	12,928,481	11,044,692	7,261,050	2,343,718	1,018,422	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$2.952	$2.738	$2.530	$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491
Number of Units Outstanding	32,220,752	37,257,233	42,945,635	48,546,252	54,899,034	58,923,625	66,217,385	71,406,848	66,687,549	55,526,000
Large Cap Core Stock Division
Accumulation Unit Value	$2.495	$2.316	$2.103	$1.963	$1.838	$1.500	$2.116	$2.323	$2.528	$2.382
Number of Units Outstanding	33,718,116	37,983,328	41,505,236	45,487,471	51,410,884	56,245,882	67,221,960	71,781,083	83,676,884	87,082,000

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Domestic Equity Division
Accumulation Unit Value(b)	$ 1.317	$ 1.424	$1.237	$1.159	$1.005	$0.757	$0.973	—	—	—
Number of Units Outstanding	42,457,380	40,931,538	34,860,517	27,247,625	20,936,464	15,367,555	2,631,660	—	—	—
Equity Income Division
Accumulation Unit Value(a)	$ 1.722	$ 1.688	$1.435	$1.394	$1.226	—	—	—	—	—
Number of Units Outstanding	19,297,545	15,932,280	12,752,650	7,845,763	3,150,164	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 5.062	$ 4.862	$4.258	$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.119
Number of Units Outstanding	76,905,907	85,761,291	97,216,770	107,895,325	116,959,562	124,921,338	140,197,508	152,124,600	165,311,237	163,099,000
Asset Allocation Division
Accumulation Unit Value(b)	$ 1.385	$ 1.282	$1.181	$1.117	$1.028	$0.863	$0.974	—	—	—
Number of Units Outstanding	45,278,816	47,364,051	45,797,877	41,084,548	31,855,327	20,094,063	4,917,440	—	—	—
Balanced Division
Accumulation Unit Value	$ 9.345	$ 8.915	$8.175	$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.805
Number of Units Outstanding	147,560,670	161,708,513	177,505,772	191,592,109	204,665,975	217,113,399	237,544,475	253,369,070	281,204,060	303,184,000
High Yield Bond Division
Accumulation Unit Value	$ 2.219	$ 2.195	$2.024	$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546
Number of Units Outstanding	19,202,944	19,116,823	19,826,412	20,061,980	20,664,086	18,690,912	20,388,323	20,853,325	25,579,785	32,974,000
Select Bond Division
Accumulation Unit Value	$10.761	$10.242	$9.996	$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.157
Number of Units Outstanding	18,508,098	18,012,194	17,240,836	16,400,162	17,983,611	20,033,605	16,893,081	14,469,582	17,090,593	19,458,000
Money Market Division
Accumulation Unit Value	$ 3.000	$ 2.885	$2.786	$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.436
Number of Units Outstanding	34,389,289	31,260,090	27,919,836	30,366,614	37,795,665	49,898,646	48,197,528	38,915,842	52,168,990	46,757,000
Large Company Value Division
Accumulation Unit Value(d)	$ 0.932	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,504,189	—	—	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

(d)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Large Cap Blend Division
Accumulation Unit Value(d)	$0.927	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,929,513	—	—	—	—	—	—	—	—	—
Index 600 Stock Division
Accumulation Unit Value(d)	$0.933	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	904,883	—	—	—	—	—	—	—	—	—
Research International Core Division
Accumulation Unit Value(d)	$1.046	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,926,639	—	—	—	—	—	—	—	—	—
Emerging Markets Equity Division
Accumulation Unit Value(d)	$1.237	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	4,677,023	—	—	—	—	—	—	—	—	—
Short-Term Bond Division
Accumulation Unit Value(d)	$1.022	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	835,181	—	—	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Division
Accumulation Unit Value(d)	$1.066	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,391,476	—	—	—	—	—	—	—	—	—
Inflation Protection Division
Accumulation Unit Value(d)	$1.059	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	1,196,268	—	—	—	—	—	—	—	—	—
Multi-Sector Bond Division
Accumulation Unit Value(d)	$1.002	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	2,685,370	—	—	—	—	—	—	—	—	—
(d) The initial investment was made on April 30, 2007. Fidelity® Variable Insurance Products
	December 31
	2007	2006	2005	2004	2003
VIP Mid Cap Division
Accumulation Unit Value(a)	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	17,858,160	16,882,736	13,056,210	6,684,332	2,590,329
VIP Contrafund® Division
Accumulation Unit Value(b)	$1.109	—	—	—	—
Number of Units Outstanding	5,140,563	—	—	—	—
(a) The initial investment was made on May 1, 2003. (b) The initial investment was made on April 30, 2007. Neuberger Berman Advisers Management Trust
	December 31
	2007
Socially Responsive Portfolio
Accumulation Unit Value(a)	$1.010
Number of Units Outstanding	397,665

(a)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Russell Investment Funds

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(a)	$1.054	$0.967	$0.869	$0.820	$0.756	$0.594	$0.783	$0.925	$1.067
Number of Units Outstanding	26,496,279	27,907,794	26,358,967	26,557,419	23,379,383	22,003,517	23,789,522	22,597,286	14,784,953
Aggressive Equity Division
Accumulation Unit Value(a)	$1.648	$1.614	$1.423	$1.355	$1.196	$0.832	$1.040	$1.079	$1.100
Number of Units Outstanding	12,088,354	13,343,055	12,818,269	13,767,174	12,920,683	9,413,073	9,889,843	10,041,175	6,268,375
Non-U.S. Division
Accumulation Unit Value(a)	$1.618	$1.488	$1.219	$1.085	$0.929	$0.678	$0.809	$1.050	$1.243
Number of Units Outstanding	22,195,102	22,678,222	18,647,220	16,878,528	14,034,395	13,476,704	13,605,076	14,090,409	7,403,677
Real Estate Securities Division
Accumulation Unit Value(a)	$2.832	$3.408	$2.541	$2.277	$1.710	$1.262	$1.231	$1.156	$0.920
Number of Units Outstanding	20,823,745	25,441,363	24,169,371	23,286,251	19,386,720	16,346,912	9,256,072	5,199,881	2,245,122
Core Bond Division
Accumulation Unit Value(a)	$1.442	$1.362	$1.329	$1.319	$1.277	$1.218	$1.134	$1.068	$0.983
Number of Units Outstanding	19,501,982	17,939,708	15,507,401	12,950,950	11,930,275	10,480,759	7,626,070	4,950,184	3,415,035
(a) The initial investment was made on April 30, 1999. Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2007
Moderate Strategy Division
Accumulation Unit Value(a)	$1.027
Number of Units Outstanding	1,308,139
Balanced Strategy Division
Accumulation Unit Value(a)	$1.019
Number of Units Outstanding	3,902,552
Growth Strategy Division
Accumulation Unit Value(a)	$1.013
Number of Units Outstanding	3,683,782
Equity Growth Strategy Division
Accumulation Unit Value(a)	$1.004
Number of Units Outstanding	3,033,775

(a)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Small Cap Growth Stock Division
Accumulation Unit Value(c)	$ 3.001	$ 2.760	$ 2.607	$ 2.362	$ 2.003	$ 1.517	$1.873	$1.961	$1.852	—
Number of Units Outstanding	200,083	296,466	270,687	287,684	262,401	312,568	380,998	403,484	215,103	—
Small Cap Value Division
Accumulation Unit Value(b)	$ 1.911	$ 1.941	$ 1.678	$ 1.577	$ 1.275	$ 0.951	$1.014	—	—	—
Number of Units Outstanding	316,718	299,368	236,440	282,499	316,276	185,108	—	—	—	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 6.835	$ 5.706	$ 5.506	$ 5.227	$ 4.611	$ 3.725	$4.760	$5.986	$5.680	$3.980
Number of Units Outstanding	359,750	421,373	568,879	671,433	742,127	801,249	947,094	1,013,120	987,587	1,033,099
International Growth Division
Accumulation Unit Value(b)	$ 2.065	$ 1.848	$ 1.532	$ 1.308	$ 1.084	$ 0.786	$0.903	—	—	—
Number of Units Outstanding	393,350	285,651	121,597	171,949	76,331	16,888	—	—	—	—
International Equity Division
Accumulation Unit Value	$ 4.555	$ 3.887	$ 2.992	$ 2.703	$ 2.282	$ 1.637	$1.997	$2.339	$2.376	$1.947
Number of Units Outstanding	970,201	1,023,722	974,637	1,040,750	1,034,947	1,093,077	1,273,380	1,337,231	1,529,763	1,521,122
Mid Cap Value Division
Accumulation Unit Value(a)	$ 1.839	$ 1.856	$ 1.633	$ 1.561	$ 1.325	—	—	—	—	—
Number of Units Outstanding	115,439	73,272	66,515	37,139	24,525	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)	$ 2.204	$ 2.058	$ 1.884	$ 1.689	$ 1.464	$ 1.092	$1.288	$1.306	$1.123	—
Number of Units Outstanding	404,644	443,155	571,158	512,107	469,538	505,240	477,933	361,009	67,233	—
Focused Appreciation Division
Accumulation Unit Value(a)	$ 2.157	$ 1.713	$ 1.646	$ 1.417	$ 1.193	—	—	—	—	—
Number of Units Outstanding	249,789	101,025	43,022	13,012	8,285	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value	$ 3.161	$ 2.917	$ 2.682	$ 2.509	$ 2.369	$ 2.007	$2.554	$3.000	$3.100	$2.549
Number of Units Outstanding	327,129	364,773	454,704	484,126	594,959	516,914	656,290	677,369	595,016	334,810
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.672	$ 2.467	$ 2.229	$ 2.071	$ 1.929	$ 1.567	$2.198	$2.402	$2.601	$2.438
Number of Units Outstanding	302,940	261,735	374,365	467,642	408,926	427,477	543,635	566,163	645,397	433,265
Domestic Equity Division
Accumulation Unit Value(b)	$ 1.360	$ 1.463	$ 1.265	$ 1.179	$ 1.017	$ 0.762	$0.976	—	—	—
Number of Units Outstanding	404,225	594,970	371,732	337,931	292,728	255,652	—	—	—	—
Equity Income Division
Accumulation Unit Value(a)	$ 1.762	$ 1.720	$ 1.454	$ 1.406	$ 1.230	—	—	—	—	—
Number of Units Outstanding	207,925	204,867	276,998	277,502	67,139	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 5.513	$ 5.269	$ 4.591	$ 4.417	$ 4.020	$ 3.153	$4.077	$4.661	$5.147	$4.289
Number of Units Outstanding	4,543,640	5,337,076	6,058,003	6,906,397	7,432,375	7,721,073	8,786,560	9,313,735	9,855,509	10,167,099
Asset Allocation Division
Accumulation Unit Value(b)	$ 1.430	$ 1.317	$ 1.207	$ 1.137	$ 1.041	$ 0.869	$0.976	—	—	—
Number of Units Outstanding	347,689	472,247	615,379	294,535	287,438	296,634	6,089	—	—	—
Balanced Division
Accumulation Unit Value	$10.642	$10.101	$ 9.217	$ 8.963	$ 8.370	$ 7.147	$7.788	$8.102	$8.176	$7.408
Number of Units Outstanding	2,352,199	2,583,762	2,894,206	3,202,135	3,376,987	3,566,290	4,202,216	4,691,117	5,215,538	3,072,434
High Yield Bond Division
Accumulation Unit Value	$ 2.376	$ 2.338	$ 2.146	$ 2.132	$ 1.905	$ 1.487	$1.543	$1.480	$1.563	$1.582
Number of Units Outstanding	169,458	158,076	126,518	133,178	129,698	121,683	88,091	110,541	128,688	139,262
Select Bond Division
Accumulation Unit Value	$12.257	$11.608	$11.273	$11.111	$10.688	$10.207	$9.175	$8.376	$7.657	$7.794
Number of Units Outstanding	426,653	453,777	502,702	539,744	609,489	663,785	684,173	744,251	843,819	956,838
Money Market Division
Accumulation Unit Value	$ 3.416	$ 3.269	$ 3.141	$ 3.073	$ 3.052	$ 3.038	$3.011	$2.919	$2.767	$2.652
Number of Units Outstanding	312,530	263,697	316,335	399,612	416,901	730,638	1,043,992	1,001,631	1,359,352	1,060,152

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999	1998
Large Company Value Division
Accumulation Unit Value(d)	$0.936	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	25,331	—	—	—	—	—	—	—	—	—
Large Cap Blend Division
Accumulation Unit Value(d)	$0.930	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	5,425	—	—	—	—	—	—	—	—	—
Index 600 Stock Division
Accumulation Unit Value(d)	$0.936	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	4,269	—	—	—	—	—	—	—	—	—
Research International Core Division
Accumulation Unit Value(d)	$1.050	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	16,393	—	—	—	—	—	—	—	—	—
Emerging Markets Equity Division
Accumulation Unit Value(d)	$1.241	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	101,727	—	—	—	—	—	—	—	—	—
Short-Term Bond Division
Accumulation Unit Value(d)	$1.026	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Division
Accumulation Unit Value(d)	$1.070	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Inflation Protection Division
Accumulation Unit Value(d)	$1.063	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	22,223	—	—	—	—	—	—	—	—	—
Multi-Sector Bond Division
Accumulation Unit Value(d)	$1.006	—	—	—	—	—	—	—	—	—
Number of Units Outstanding	22,869	—	—	—	—	—	—	—	—	—
(d) The initial investment was made on April 30, 2007. Fidelity® Variable Insurance Products
	December 31
	2007	2006	2005	2004	2003
VIP Mid Cap Division
Accumulation Unit Value(a)	$2.591	$2.263	$2.029	$1.732	$1.400
Number of Units Outstanding	225,762	208,473	109,634	108,320	68,513
VIP Contrafund® Division
Accumulation Unit Value(b)	$1.112	—	—	—	—
Number of Units Outstanding	92,670	—	—	—	—
(a) The initial investment was made on May 1, 2003. (b) The initial investment was made on April 30, 2007. Neuberger Berman Advisers Management Trust
	December 31
	2007
Socially Responsive Portfolio
Accumulation Unit Value(a)	$1.014
Number of Units Outstanding	2,693

(a)	The initial investment was made on April 30, 2007.

Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2007	2006	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(a)	$1.101	$1.005	$0.898	$0.844	$0.774	$0.605	$0.794	$0.932	$1.071
Number of Units Outstanding	542,101	568,621	270,330	282,814	321,409	274,017	271,869	147,669	244,293
Aggressive Equity Division
Accumulation Unit Value(a)	$1.721	$1.677	$1.472	$1.394	$1.224	$0.847	$1.054	$1.088	$1.104
Number of Units Outstanding	186,359	210,950	95,467	101,400	122,192	168,449	153,998	231,115	107,734
Non-U.S. Division
Accumulation Unit Value(a)	$1.690	$1.546	$1.260	$1.117	$0.951	$0.690	$0.820	$1.059	$1.247
Number of Units Outstanding	238,733	266,274	126,906	96,390	111,953	100,239	114,897	94,720	34,751
Real Estate Securities Division
Accumulation Unit Value(a)	$2.958	$3.542	$2.627	$2.343	$1.750	$1.285	$1.247	$1.165	$0.923
Number of Units Outstanding	292,810	379,773	290,249	306,767	235,279	185,154	28,139	6,452	2.135
Core Bond Division
Accumulation Unit Value(a)	$1.506	$1.415	$1.374	$1.357	$1.307	$1.240	$1.148	$1.077	$0.986
Number of Units Outstanding	222,441	178,283	80,834	38,272	5,724	24,997	10,497	2,034	2,029
(a) The initial investment was made on April 30, 1999 Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2007
Moderate Strategy Division
Accumulation Unit Value(a)	$1.030
Number of Units Outstanding	—
Balanced Strategy Division
Accumulation Unit Value(a)	$1.022
Number of Units Outstanding	—
Growth Strategy Division
Accumulation Unit Value(a)	$1.016
Number of Units Outstanding	—
Equity Growth Strategy Division
Accumulation Unit Value(a)	$1.007
Number of Units Outstanding	1,625

(a)	The initial investment was made on April 30, 2007

Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Nontax-Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

294174

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2007	$48,954,470
2006	$41,642,588
2005	$34,762,961

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3- 1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B

Financial Statements for Period Ending

December 31, 2007

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Growth Stock Division	Janus Capital Appreciation Division	Large Cap Core Stock Division	Capital Guardian Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$358,584	$141,014	$288,500	$11,065	$1,089,321
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	22	163	16	2	37

Total Assets	358,606	141,177	288,516	11,067	1,089,358

Liabilities:
Due to Northwestern Mutual Life Insurance Company	16	45	13	1	28
Due to Participants	521	380	630	1	1,507

Total Liabilities	537	425	643	2	1,535

Total Net Assets	$358,069	$140,752	$287,873	$11,065	$1,087,823

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$1,034	$539	$809	$5	$25,049
Annuity Reserves	2	—	62	—	537
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	95,120	27,239	84,139	1,789	389,280
Annuity Reserves	1,141	101	1,384	4	4,666
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	42,473	9,229	32,545	382	96,617
Annuity Reserves	425	120	651	—	1,812
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	109,777	20,717	92,834	1,051	291,028
Annuity Reserves	398	384	722	—	1,761
On or After March 31, 2000 - Front Load Version	—	—	—	—	—
Accumulation Units (7)	39,199	37,853	27,249	3,521	95,636
Annuity Reserves	241	159	221	—	737
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	6,170	2,568	5,499	192	16,955
Class B Accumulation Units (9)	59,474	40,951	40,890	4,099	158,840
Annuity Reserves	256	216	118	22	507
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	2,359	676	750	—	4,398
Annuity Reserves	—	—	—	—	—

Total Net Assets	$358,069	$140,752	$287,873	$11,065	$1,087,823

(1) Investments, at cost	$283,885	$115,740	$261,704	$11,943	$861,337
(2) Shares Outstanding	144,125	68,854	198,418	11,962	334,558
(3) Accumulation Unit Value	$3.161031	$2.156674	$2.671949	$0.930101	$5.512984
Units Outstanding	327	250	303	5	4,544
(4) Accumulation Unit Value	$2.952124	$2.106906	$2.495355	$0.926940	$5.061765
Units Outstanding	32,221	12,928	33,718	1,930	76,906
(5) Accumulation Unit Value	$3.038831	$2.191868	$2.567808	$0.932298	$3.444798
Units Outstanding	13,977	4,211	12,674	410	28,047
(6) Accumulation Unit Value	$2.952124	$2.106906	$2.495355	$0.926940	$5.061765
Units Outstanding	37,186	9,832	37,203	1,133	57,495
(7) Accumulation Unit Value	$0.983146	$2.181779	$1.004227	$0.931674	$1.069283

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	39,871	17,350	27,135	3,779	89,440
(8) Accumulation Unit Value	$0.983146	$2.181779	$1.004227	$0.931674	$1.069283
Units Outstanding	6,276	1,177	5,476	206	15,856
(9) Accumulation Unit Value	$2.952124	$2.106906	$2.495355	$0.926940	$5.061765
Units Outstanding	20,146	19,436	16,386	4,423	31,380
(10) Accumulation Unit Value	$1.013437	$2.197094	$1.077473	$0.932619	$1.111903
Units Outstanding	2,328	308	696	—	3,955

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	American Century Large Company Value Division	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division	Mid Cap Growth Stock Division (a)	Index 400 Stock Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$8,308	$280,959	$138,268	$700,418	$285,857
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	5	10	26	24	32

Total Assets	8,313	280,969	138,294	700,442	285,889

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	11	22	27	30
Due to Participants	1	243	196	745	199

Total Liabilities	6	254	218	772	229

Total Net Assets	$8,307	$280,715	$138,076	$699,670	$285,660

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$24	$550	$366	$2,459	$892
Annuity Reserves	—	—	—	150	29
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	1,402	55,932	33,225	337,365	67,668
Annuity Reserves	—	493	385	2,667	609
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	197	19,081	6,692	56,554	21,676
Annuity Reserves	34	470	216	388	432
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	895	38,813	18,437	190,474	58,250
Annuity Reserves	—	440	367	876	291
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	2,211	76,006	33,880	34,574	44,652
Annuity Reserves	—	1,940	2,220	279	754
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	149	5,596	2,180	9,578	7,655
Class B Accumulation Units (9)	1,876	73,500	34,406	62,747	78,857
Annuity Reserves	19	422	274	369	622
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	1,500	7,472	5,428	1,190	3,273
Annuity Reserves	—	—	—	—	—

Total Net Assets	$8,307	$280,715	$138,076	$699,670	$285,660

(1) Investments, at cost	$8,787	$278,817	$145,204	$739,082	$236,922
(2) Shares Outstanding	8,943	243,465	99,905	190,538	178,998
(3) Accumulation Unit Value	$0.935547	$1.360372	$1.762378	$6.835316	$2.204357
Units Outstanding	25	404	208	360	405
(4) Accumulation Unit Value	$0.932366	$1.317376	$1.721722	$6.275436	$2.110746
Units Outstanding	1,504	42,457	19,298	53,760	32,059
(5) Accumulation Unit Value	$0.937750	$1.391016	$1.791129	$3.293576	$2.271681
Units Outstanding	210	13,718	3,736	17,171	9,542
(6) Accumulation Unit Value	$0.932366	$1.317376	$1.721722	$6.275436	$2.110746
Units Outstanding	960	29,462	10,708	30,352	27,597
(7) Accumulation Unit Value	$0.937127	$1.382252	$1.782938	$1.047939	$1.778444

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	2,359	54,987	19,003	32,992	25,107
(8) Accumulation Unit Value	$0.937127	$1.382252	$1.782938	$1.047939	$1.778444
Units Outstanding	159	4,048	1,223	9,140	4,304
(9) Accumulation Unit Value	$0.932366	$1.317376	$1.721722	$6.275436	$2.110746
Units Outstanding	2,012	55,793	19,983	9,999	37,360
(10) Accumulation Unit Value	$0.938079	$1.395608	$1.795424	$1.078509	$1.849846
Units Outstanding	1,599	5,354	3,023	1,103	1,770

(a)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	AllianceBernstein Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	T. Rowe Price Small Cap Value Division	International Growth Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$69,734	$260,265	$5,028	$192,568	$227,865
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	7	19	16	9	31

Total Assets	69,741	260,284	5,044	192,577	227,896

Liabilities:
Due to Northwestern Mutual Life Insurance Company	9	17	16	6	55
Due to Participants	93	306	—	277	117

Total Liabilities	102	323	16	283	172

Total Net Assets	$69,639	$259,961	$5,028	$192,294	$227,724

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$212	$600	$4	$605	$812
Annuity Reserves	—	—	—	—	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	15,393	59,841	844	42,734	47,890
Annuity Reserves	141	560	99	256	386
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	3,908	20,771	471	11,949	13,144
Annuity Reserves	7	284	—	146	220
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	10,240	53,219	652	29,913	34,022
Annuity Reserves	35	463	—	122	303
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	17,052	46,895	1,262	43,344	52,054
Annuity Reserves	103	481	—	674	1,835
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	1,040	6,123	108	4,831	7,089
Class B Accumulation Units (9)	19,187	69,114	1,306	54,781	65,767
Annuity Reserves	85	299	16	219	546
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	2,236	1,311	266	2,720	3,656
Annuity Reserves	—	—	—	—	—

Total Net Assets	$69,639	$259,961	$5,028	$192,294	$227,724

(1) Investments, at cost	$82,363	$230,430	$5,402	$172,730	$193,012
(2) Shares Outstanding	54,438	109,770	5,389	112,023	124,858
(3) Accumulation Unit Value	$1.839371	$3.000870	$0.936283	$1.910589	$2.065145
Units Outstanding	115	200	4	317	393
(4) Accumulation Unit Value	$1.796945	$2.873407	$0.933101	$1.850222	$1.999925
Units Outstanding	8,566	20,826	905	23,096	23,946

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(5) Accumulation Unit Value	$1.869410	$3.092578	$0.938495	$1.953586	$2.111648
Units Outstanding	2,090	6,717	502	6,116	6,225
(6) Accumulation Unit Value	$1.796945	$2.873407	$0.933101	$1.850222	$1.999925
Units Outstanding	5,699	18,521	698	16,168	17,012
(7) Accumulation Unit Value	$1.860838	$1.407936	$0.937865	$1.941250	$2.098330
Units Outstanding	9,164	33,308	1,345	22,328	24,807
(8) Accumulation Unit Value	$1.860838	$1.407936	$0.937865	$1.941250	$2.098330
Units Outstanding	559	4,349	115	2,488	3,379
(9) Accumulation Unit Value	$1.796945	$2.873407	$0.933101	$1.850222	$1.999925
Units Outstanding	10,677	24,053	1,399	29,608	32,885
(10) Accumulation Unit Value	$1.873865	$1.385379	$0.938826	$1.959983	$2.118626
Units Outstanding	1,193	947	284	1,388	1,726

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	MFS Research International Core Division	Franklin Templeton International Equity Division	MFS Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$9,447	$1,058,324	$25,197	$293,580	$5,769
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	1	14	37	453	12

Total Assets	9,448	1,058,338	25,234	294,033	5,781

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	6	26	453	9
Due to Participants	—	1,453	1	46	—

Total Liabilities	1	1,459	27	499	9

Total Net Assets	$9,447	$1,056,879	$25,207	$293,534	$5,772

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$17	$4,419	$126	$1,068	$—
Annuity Reserves	—	636	—	15	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	2,015	379,926	5,784	103,152	854
Annuity Reserves	49	3,246	67	551	—
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	312	85,548	1,282	26,159	264
Annuity Reserves	35	1,001	38	92	12
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	1,151	222,476	3,526	50,975	491
Annuity Reserves	—	1,220	5	237	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	2,432	150,050	4,384	48,094	1,269
Annuity Reserves	—	2,851	—	41	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	86	18,179	602	7,566	36
Class B Accumulation Units (9)	2,048	176,479	6,522	50,145	885
Annuity Reserves	—	918	16	206	—
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	1,302	9,930	2,855	5,233	1,961
Annuity Reserves	—	—	—	—	—

Total Net Assets	$9,447	$1,056,879	$25,207	$293,534	$5,772

(1) Investments, at cost	$9,422	$626,112	$23,426	$293,580	$5,842
(2) Shares Outstanding	9,112	396,376	20,255	293,580	5,763
(3) Accumulation Unit Value	$1.049593	$4.554870	$1.240947	$3.416215	$1.025745
Units Outstanding	16	970	102	313	—
(4) Accumulation Unit Value	$1.046028	$4.232602	$1.236747	$2.999526	$1.022274
Units Outstanding	1,927	89,762	4,677	34,389	835
(5) Accumulation Unit Value	$1.052065	$3.872277	$1.243874	$1.598599	$1.028167
Units Outstanding	297	22,093	1,030	16,364	257
(6) Accumulation Unit Value	$1.046028	$4.232602	$1.236747	$2.999526	$1.022274
Units Outstanding	1,101	52,562	2,851	16,994	480
(7) Accumulation Unit Value	$1.051363	$1.972712	$1.243036	$1.243534	$1.027462

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	2,314	76,063	3,527	38,675	1,235
(8) Accumulation Unit Value	$1.051363	$1.972712	$1.243036	$1.243534	$1.027462
Units Outstanding	82	9,215	485	6,084	35
(9) Accumulation Unit Value	$1.046028	$4.232602	$1.236747	$2.999526	$1.022274
Units Outstanding	1,958	41,695	5,273	16,718	866
(10) Accumulation Unit Value	$1.052433	$1.955614	$1.244312	$1.240571	$1.028506
Units Outstanding	1,237	5,078	2,295	4,218	1,907

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Select Bond Division	PIMCO Long-Term U.S. Government Bond Division	American Century Inflation Protection Division	High Yield Bond Division	PIMCO Multi-Sector Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$898,212	$8,074	$9,827	$206,828	$22,332
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	551	16	33	43	43

Total Assets	898,763	8,090	9,860	206,871	22,375

Liabilities:
Due to Northwestern Mutual Life Insurance Company	107	10	33	37	43
Due to Participants	1,354	—	—	434	3

Total Liabilities	1,461	10	33	471	46

Total Net Assets	$897,302	$8,080	$9,827	$206,400	$22,329

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$5,230	$—	$24	$403	$23
Annuity Reserves	336	—	—	10	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	199,156	1,484	1,267	42,609	2,692
Annuity Reserves	2,152	—	—	714	—
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	57,379	258	504	19,750	615
Annuity Reserves	1,683	—	—	506	9
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	126,020	802	1,260	45,398	1,646
Annuity Reserves	869	—	—	327	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	224,501	2,297	1,893	40,665	5,563
Annuity Reserves	2,041	—	—	301	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	20,639	50	219	4,063	286
Class B Accumulation Units (9)	216,851	2,377	2,053	45,550	5,518
Annuity Reserves	1,986	12	—	347	—
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	38,459	800	2,607	5,757	5,977
Annuity Reserves	—	—	—	—	—

Total Net Assets	$897,302	$8,080	$9,827	$206,400	$22,329

(1) Investments, at cost	$881,446	$7,873	$9,690	$208,431	$22,446
(2) Shares Outstanding	732,637	7,735	9,449	293,789	22,717
(3) Accumulation Unit Value	$12.257484	$1.070057	$1.062876	$2.375895	$1.005732
Units Outstanding	427	—	22	169	23
(4) Accumulation Unit Value	$10.760502	$1.066436	$1.059280	$2.218872	$1.002320
Units Outstanding	18,508	1,391	1,196	19,203	2,685
(5) Accumulation Unit Value	$2.191073	$1.072578	$1.065383	$2.317281	$1.008095
Units Outstanding	26,188	241	473	8,523	610

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

(6) Accumulation Unit Value	$10.760502	$1.066436	$1.059280	$2.218872	$1.002320
Units Outstanding	11,711	752	1,190	20,460	1,642
(7) Accumulation Unit Value	$1.606628	$1.071861	$1.064670	$1.573219	$1.007427
Units Outstanding	139,734	2,143	1,778	25,848	5,522
(8) Accumulation Unit Value	$1.606628	$1.071861	$1.064670	$1.573219	$1.007427
Units Outstanding	12,846	47	206	2,582	284
(9) Accumulation Unit Value	$10.760502	$1.066436	$1.059280	$2.218872	$1.002320
Units Outstanding	20,152	2,228	1,938	20,529	5,505
(10) Accumulation Unit Value	$1.607800	$1.072953	$1.065745	$1.590018	$1.008445
Units Outstanding	23,920	746	2,446	3,621	5,927

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$2,334,173	$248,917	$—	$—	$—
Fidelity Variable Insurance Products	—	—	217,249	34,731	—
Neuberger Berman Advisers Management Trust	—	—	—	—	3,805
Russell Investment Funds	—	—	—	—	—
Due from Northwestern Mutual Life Insurance Company	96	63	22	—	4

Total Assets	2,334,269	248,980	217,271	34,731	3,809

Liabilities:
Due to Northwestern Mutual Life Insurance Company	66	68	22	15	16
Due to Participants	6,001	964	104	1	—

Total Liabilities	6,067	1,032	126	16	16

Total Net Assets	$2,328,202	$247,948	$217,145	$34,715	$3,793

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$25,032	$497	$585	$103	$3
Annuity Reserves	1,454	17	—	—	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	1,378,962	62,691	45,199	5,699	402
Annuity Reserves	28,260	1,867	207	17	12
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	115,692	13,517	11,641	1,635	438
Annuity Reserves	4,007	939	89	68	—
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	342,352	33,937	30,846	3,999	341
Annuity Reserves	6,314	675	409	4	2
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	146,627	47,776	55,491	7,977	1,130
Annuity Reserves	9,219	1,802	369	48	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	43,254	6,153	4,078	415	12
Class B Accumulation Units (9)	219,076	75,309	63,268	8,121	1,118
Annuity Reserves	5,714	1,336	750	—	4
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	2,239	1,186	4,213	6,629	331
Annuity Reserves	—	246	—	—	—

Total Net Assets	$2,328,202	$247,948	$217,145	$34,715	$3,793

(1) Investments, at cost	$1,996,981	$217,612	$199,990	$41,535	$3,850
(2) Shares Outstanding	1,171,773	200,578	6,097	1,265	212
(3) Accumulation Unit Value	$10.641985	$1.429708	$2.590793	$1.112327	$1.013655
Units Outstanding	2,352	348	226	93	3
(4) Accumulation Unit Value	$9.345048	$1.384559	$2.530987	$1.108565	$1.010221
Units Outstanding	147,561	45,279	17,858	5,141	398
(5) Accumulation Unit Value	$2.834128	$1.461913	$2.633065	$1.114945	$1.016052

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	40,821	9,246	4,421	1,466	431
(6) Accumulation Unit Value	$9.345048	$1.384559	$2.530987	$1.108565	$1.010221
Units Outstanding	36,635	24,511	12,187	3,607	338
(7) Accumulation Unit Value	$1.300669	$1.452715	$2.620976	$1.114203	$1.015358
Units Outstanding	112,732	32,887	21,172	7,159	1,113
(8) Accumulation Unit Value	$1.300669	$1.452715	$2.620976	$1.114203	$1.015358
Units Outstanding	33,255	4,235	1,556	372	12
(9) Accumulation Unit Value	$9.345048	$1.384559	$2.530987	$1.108565	$1.010221
Units Outstanding	23,443	54,392	24,997	7,326	1,107
(10) Accumulation Unit Value	$1.324207	$1.466752	$2.639341	$1.115338	$1.016402
Units Outstanding	1,691	809	1,596	5,943	326

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—	—
Russell Investment Funds	208,500	93,703	210,496	301,588	222,316
Due from Northwestern Mutual Life Insurance Company	8	8	27	46	42

Total Assets	208,508	93,711	210,523	301,634	222,358

Liabilities:
Due to Northwestern Mutual Life Insurance Company	9	5	25	46	43
Due to Participants	171	58	248	673	327

Total Liabilities	180	63	273	719	370

Total Net Assets	$208,328	$93,648	$210,250	$300,915	$221,988

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$597	$321	$403	$866	$335
Annuity Reserves	—	—	—	5	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	27,935	19,922	35,915	58,974	28,125
Annuity Reserves	266	127	330	613	297
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	19,077	8,803	16,807	19,512	13,998
Annuity Reserves	153	65	79	481	235
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	28,712	15,006	29,397	46,378	22,351
Annuity Reserves	246	61	249	467	279
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	61,385	21,939	56,448	71,669	75,892
Annuity Reserves	455	298	454	671	946
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	4,106	1,696	4,316	6,109	4,191
Class B Accumulation Units (9)	56,253	23,303	57,362	87,290	64,611
Annuity Reserves	897	469	866	647	1,170
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	8,181	1,627	7,599	7,223	9,511
Annuity Reserves	65	11	25	10	47

Total Net Assets	$208,328	$93,648	$210,250	$300,915	$221,988

(1) Investments, at cost	$172,857	$102,117	$194,891	$344,058	$222,031
(2) Shares Outstanding	13,323	7,213	15,959	19,815	21,542
(3) Accumulation Unit Value	$1.101084	$1.721149	$1.689925	$2.957694	$1.506071
Units Outstanding	542	186	239	293	222
(4) Accumulation Unit Value	$1.054304	$1.648031	$1.618147	$2.832067	$1.442151
Units Outstanding	26,496	12,088	22,195	20,824	19,502
(5) Accumulation Unit Value	$1.134719	$1.773725	$1.741498	$3.047949	$1.552068
Units Outstanding	16,812	4,963	9,651	6,402	9,019
(6) Accumulation Unit Value	$1.054304	$1.648031	$1.618147	$2.832067	$1.442151
Units Outstanding	27,233	9,105	18,167	16,376	15,498
(7) Accumulation Unit Value	$1.057646	$1.497529	$1.381147	$3.204435	$1.529187

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	58,039	14,650	40,871	22,365	49,629
(8) Accumulation Unit Value	$1.057646	$1.497529	$1.381147	$3.204435	$1.529187
Units Outstanding	3,882	1,132	3,125	1,907	2,741
(9) Accumulation Unit Value	$1.054304	$1.648031	$1.618147	$2.832067	$1.442151
Units Outstanding	53,356	14,140	35,449	30,822	44,802
(10) Accumulation Unit Value	$1.112262	$1.559776	$1.469891	$2.962989	$1.522835
Units Outstanding	7,356	1,043	5,170	2,438	6,246

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division
Assets:
Investments, at value (1) (2)
Northwestern Mutual Series Fund, Inc.	$—	$—	$—	$—
Fidelity Variable Insurance Products	—	—	—	—
Neuberger Berman Advisers Management Trust	—	—	—	—
Russell Investment Funds	8,107	34,948	27,099	12,025
Due from Northwestern Mutual Life Insurance Company	—	58	364	—

Total Assets	8,107	35,006	27,463	12,025

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	5	3	—
Due to Participants	—	—	—	—

Total Liabilities	1	5	3	—

Total Net Assets	$8,106	$35,001	$27,460	$12,025

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (3)	$—	$—	$—	$2
Annuity Reserves	—	—	—	—
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (4)	1,343	3,975	3,730	3,046
Annuity Reserves	—	40	—	—
On or After March 31, 1995 and Prior to March 31, 2000 - Front Load Version
Accumulation Units (5)	324	1,896	584	970
Annuity Reserves	—	—	—	—
On or After March 31, 1995 and Prior to March 31, 2000 - Back Load Version
Accumulation Units (6)	1,200	3,006	2,924	1,515
Annuity Reserves	—	8	—	—
On or After March 31, 2000 - Front Load Version
Accumulation Units (7)	2,999	14,126	11,859	4,810
Annuity Reserves	33	11	941	—
On or After March 31, 2000 - Back Load Version
Class A Accumulation Units (8)	181	373	212	9
Class B Accumulation Units (9)	2,026	11,233	7,210	1,673
Annuity Reserves	—	244	—	—
On or After June 30, 2000 - Fee Based Version
Accumulation Units (10)	—	89	—	—
Annuity Reserves	—	—	—	—

Total Net Assets	$8,106	$35,001	$27,460	$12,025

(1) Investments, at cost	$8,142	$35,346	$27,537	$12,504
(2) Shares Outstanding	811	3,519	2,737	1,223
(3) Accumulation Unit Value	$1.030089	$1.022074	$1.016083	$1.007361
Units Outstanding	—	—	—	2
(4) Accumulation Unit Value	$1.026594	$1.018600	$1.012636	$1.003947
Units Outstanding	1,308	3,903	3,684	3,034
(5) Accumulation Unit Value	$1.032521	$1.024474	$1.018488	$1.009738
Units Outstanding	313	1,850	573	961
(6) Accumulation Unit Value	$1.026594	$1.018600	$1.012636	$1.003947
Units Outstanding	1,169	2,951	2,887	1,509
(7) Accumulation Unit Value	$1.031827	$1.023798	$1.017800	$1.009065

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2007

(in thousands, except accumulation unit values)

Units Outstanding	2,907	13,798	11,651	4,766
(8) Accumulation Unit Value	$1.031827	$1.023798	$1.017800	$1.009065
Units Outstanding	176	364	209	9
(9) Accumulation Unit Value	$1.026594	$1.018600	$1.012636	$1.003947
Units Outstanding	1,973	11,027	7,120	1,667
(10) Accumulation Unit Value	$1.032870	$1.024838	$1.018835	$1.010091
Units Outstanding	—	86	—	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2007

(in thousands)

	Growth Stock Division	Janus Capital Appreciation Division	Large Cap Core Stock Division	Capital Guardian Large Cap Blend Division (a)	Index 500 Stock Division
Income:
Dividend income	$3,250	$49	$3,304	$61	$18,091
Expenses:
Mortality and expense risk charges	3,850	1,048	3,109	38	12,208

Net investment income (loss)	(600)	(999)	195	23	5,883

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	9,111	3,288	357	(10)	36,903
Realized gain distributions	—	170	—	56	40,597

Realized gains (losses)	9,111	3,458	357	46	77,500

Change in unrealized appreciation/(depreciation) of investments during the period	20,000	23,101	21,543	(878)	(35,901)

Net increase (decrease) in net assets resulting from operations	$28,511	$25,560	$22,095	$(809)	$47,482

	American Century Large Company Value Division (a)	Capital Guardian Domestic Equity Division	T. Rowe Price Equity Income Division	Mid Cap Growth Stock Division (b)	Index 400 Stock Division
Income:
Dividend income	$99	$4,181	$2,784	$5,167	$3,635
Expenses:
Mortality and expense risk charges	23	2,772	1,254	7,783	3,048

Net investment income (loss)	76	1,409	1,530	(2,616)	587

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	(42)	8,151	3,247	(17,035)	12,000
Realized gain distributions	1	12,506	14,077	58,473	16,084

Realized gains (losses)	(41)	20,657	17,324	41,438	28,084

Change in unrealized appreciation/(depreciation) of investments during the period	(479)	(44,250)	(17,024)	81,635	(9,555)

Net increase (decrease) in net assets resulting from operations	$(444)	$(22,184)	$1,830	$120,457	$19,116

(a)	Division Commenced Operations on April 30, 2007.
(b)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2007

(in thousands)

	AllianceBernstein Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division (a)	T. Rowe Price Small Cap Value Division	International Growth Division
Income:
Dividend income	$569	$205	$—	$824	$1,745
Expenses:
Mortality and expense risk charges	687	2,691	22	1,985	2,081

Net investment income (loss)	(118)	(2,486)	(22)	(1,161)	(336)

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	2,318	7,989	(35)	8,781	11,168
Realized gain distributions	10,748	23,642	43	10,592	15,919

Realized gains (losses)	13,066	31,631	8	19,373	27,087

Change in unrealized appreciation/(depreciation) of investments during the period	(14,702)	(8,415)	(374)	(22,520)	(5,171)

Net increase (decrease) in net assets resulting from operations	$(1,754)	$20,730	$(388)	$(4,308)	$21,580

	MFS Research International Core Division (a)	Franklin Templeton International Equity Division	MFS Emerging Markets Equity Division (a)	Money Market Division	Short-Term Bond Division (a)
Income:
Dividend income	$72	$18,394	$66	$13,563	$165
Expenses:
Mortality and expense risk charges	29	10,501	69	2,696	13

Net investment income (loss)	43	7,893	(3)	10,867	152

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	25	34,721	193	—	8
Realized gain distributions	85	12,172	—	—	—

Realized gains (losses)	110	46,893	193	—	8

Change in unrealized appreciation/(depreciation) of investments during the period	25	93,717	1,771	—	(73)

Net increase (decrease) in net assets resulting from operations	$178	$148,503	$1,961	$10,867	$87

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2007

(in thousands)

	Select Bond Division	PIMCO Long-Term U.S. Government Bond Division (a)	American Century Inflation Protection Division (a)	High Yield Bond Division	PIMCO Multi-Sector Bond Division (a)
Income:
Dividend income	$33,010	$187	$254	$12,714	$602
Expenses:
Mortality and expense risk charges	7,843	24	25	2,023	56

Net investment income (loss)	25,167	163	229	10,691	546

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	146	46	29	(2,932)	(1)
Realized gain distributions	—	40	—	—	—

Realized gains (losses)	146	86	29	(2,932)	(1)

Change in unrealized appreciation/(depreciation) of investments during the period	18,853	201	137	(5,205)	(114)

Net increase (decrease) in net assets resulting from operations	$44,166	$450	$395	$2,554	$431

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division (a)	Neuberger Berman AMT Socially Responsive Division (a)
Income:
Dividend income	$72,161	$5,441	$938	$230	$2
Expenses:
Mortality and expense risk charges	27,112	2,469	1,887	89	12

Net investment income (loss)	45,049	2,972	(949)	141	(10)

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	43,540	7,910	3,903	30	5
Realized gain distributions	42,541	11,540	15,348	7,803	9

Realized gains (losses)	86,081	19,450	19,251	7,833	14

Change in unrealized appreciation/(depreciation) of investments during the period	(16,167)	(3,406)	5,249	(6,804)	(45)

Net increase (decrease) in net assets resulting from operations	$114,963	$19,016	$23,551	$1,170	$(41)

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2007

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-US Division	Russell Real Estate Securities Division	Russell Core Bond Division
Income:
Dividend income	$1,985	$365	$5,311	$8,272	$10,789
Expenses:
Mortality and expense risk charges	1,826	946	1,915	3,604	1,773

Net investment income (loss)	159	(581)	3,396	4,668	9,016

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	3,738	2,204	9,864	30,414	(391)
Realized gain distributions	8,324	12,211	37,416	40,096	—

Realized gains (losses)	12,062	14,415	47,280	70,510	(391)

Change in unrealized appreciation/(depreciation) of investments during the period	5,712	(11,445)	(33,206)	(138,229)	4,058

Net increase (decrease) in net assets resulting from operations	$17,933	$2,389	$17,470	$(63,051)	$12,683

	Russell LifePoints Moderate Strategy Division (a)	Russell LifePoints Balanced Strategy Division (a)	Russell LifePoints Growth Strategy Division (a)	Russell LifePoints Equity Growth Strategy Division (a)
Income:
Dividend income	$192	$879	$643	$332
Expenses:
Mortality and expense risk charges	21	98	72	35

Net investment income (loss)	171	781	571	297

Realized gain (losses) on investments:
Realized gain (loss) on sale of fund shares	(5)	27	28	(15)
Realized gain distributions	2	2	—	—

Realized gains (losses)	(3)	29	28	(15)

Change in unrealized appreciation/(depreciation) of investments during the period	(35)	(398)	(438)	(479)

Net increase (decrease) in net assets resulting from operations	$133	$412	$161	$(197)

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Janus Capital Appreciation Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(600)	$(1,028)	$(999)	$(371)
Net realized gains (losses)	9,111	3,490	3,458	5,923
Net change in unrealized appreciation/(depreciation)	20,000	26,439	23,101	(2,205)

Net increase (decrease) in net assets resulting from operations	28,511	28,901	25,560	3,347

Contract Transactions:
Contract owners’ net payments	21,306	26,907	21,998	19,423
Annuity payments	(315)	(309)	(82)	(43)
Surrenders and other (net)	(29,265)	(29,733)	(6,112)	(4,300)
Transfers from other divisions or sponsor	197,425	164,913	180,151	99,983
Transfers to other divisions or sponsor	(224,226)	(186,513)	(165,019)	(87,428)

Net increase (decrease) in net assets resulting from contract transactions	(35,075)	(24,735)	30,936	27,635

Net increase (decrease) in net assets	(6,564)	4,166	56,496	30,982

Net Assets:
Beginning of Period	364,633	360,467	84,256	53,274

End of Period	$358,069	$364,633	$140,752	$84,256

Units issued during the period	125,467	120,189	108,928	75,591
Units redeemed during the period	(139,345)	(124,557)	(92,611)	(58,793)

Net units issued (redeemed) during period	(13,878)	(4,368)	16,317	16,798

	Large Cap Core Stock Division		Capital Guardian Large Cap Blend Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$195	$6	$23	$—
Net realized gains (losses)	357	(3,858)	46	—
Net change in unrealized appreciation/(depreciation)	21,543	30,817	(878)	—

Net increase (decrease) in net assets resulting from operations	22,095	26,965	(809)	—

Contract Transactions:
Contract owners’ net payments	19,472	21,004	5,204	—
Annuity payments	(430)	(516)	(1)	—
Surrenders and other (net)	(24,193)	(24,347)	(145)	—
Transfers from other divisions or sponsor	144,536	109,424	13,045	—
Transfers to other divisions or sponsor	(156,543)	(118,421)	(6,229)	—

Net increase (decrease) in net assets resulting from contract transactions	(17,158)	(12,856)	11,874	—

Net increase (decrease) in net assets	4,937	14,109	11,065	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	282,936	268,827	—	—

End of Period	$287,873	$282,936	$11,065	$—

Units issued during the period	98,623	87,612	19,022	—
Units redeemed during the period	(103,629)	(89,215)	(7,136)	—

Net units issued (redeemed) during period	(5,006)	(1,603)	11,886	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		American Century Large Company Value Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$5,883	$5,379	$76	$—
Net realized gains (losses)	77,500	67,754	(41)	—
Net change in unrealized appreciation/(depreciation)	(35,901)	68,627	(479)	—

Net increase (decrease) in net assets resulting from operations	47,482	141,760	(444)	—

Contract Transactions:
Contract owners’ net payments	75,993	71,197	2,608	—
Annuity payments	(1,378)	(1,604)	(1)	—
Surrenders and other (net)	(92,070)	(87,617)	(289)	—
Transfers from other divisions or sponsor	445,477	335,115	9,060	—
Transfers to other divisions or sponsor	(490,417)	(390,388)	(2,627)	—

Net increase (decrease) in net assets resulting from contract transactions	(62,395)	(73,297)	8,751	—

Net increase (decrease) in net assets	(14,913)	68,463	8,307	—

Net Assets:
Beginning of Period	1,102,736	1,034,273	—	—

End of Period	$1,087,823	$1,102,736	$8,307	$—

Units issued during the period	227,014	187,780	12,218	—
Units redeemed during the period	(229,816)	(195,163)	(3,390)	—

Net units issued (redeemed) during period	(2,802)	(7,383)	8,828	—

	Capital Guardian Domestic Equity Division		T. Rowe Price Equity Income Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$1,409	$(2,009)	$1,530	$694
Net realized gains (losses)	20,657	4,597	17,324	3,998
Net change in unrealized appreciation/(depreciation)	(44,250)	28,659	(17,024)	8,747

Net increase (decrease) in net assets resulting from operations	(22,184)	31,247	1,830	13,439

Contract Transactions:
Contract owners’ net payments	47,676	45,623	24,002	17,246
Annuity payments	(321)	(203)	(268)	(151)
Surrenders and other (net)	(17,808)	(13,428)	(9,785)	(5,030)
Transfers from other divisions or sponsor	415,124	288,268	170,151	102,733
Transfers to other divisions or sponsor	(402,842)	(259,884)	(149,357)	(87,768)

Net increase (decrease) in net assets resulting from contract transactions	41,829	60,376	34,743	27,030

Net increase (decrease) in net assets	19,645	91,623	36,573	40,469

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	261,070	169,447	101,503	61,034

End of Period	$280,715	$261,070	$138,076	$101,503

Units issued during the period	317,792	253,120	111,402	78,069
Units redeemed during the period	(289,333)	(209,704)	(92,181)	(61,834)

Net units issued (redeemed) during period	28,459	43,416	19,221	16,235

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division (b)		Index 400 Stock Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006

Operations:
Net investment income (loss)	$(2,616)	$(7,012)	$587	$124
Net realized gains (losses)	41,438	(11,404)	28,084	24,371
Net change in unrealized appreciation/(depreciation)	81,635	40,934	(9,555)	(1,658)

Net increase (decrease) in net assets resulting from operations	120,457	22,518	19,116	22,837

Contract Transactions:
Contract owners’ net payments	27,444	30,246	25,301	24,908
Annuity payments	(585)	(575)	(347)	(336)
Surrenders and other (net)	(57,452)	(56,385)	(19,124)	(18,782)
Transfers from other divisions or sponsor	189,239	148,143	237,754	192,116
Transfers to other divisions or sponsor	(238,737)	(205,128)	(254,430)	(202,565)

Net increase (decrease) in net assets resulting from contract transactions	(80,091)	(83,699)	(10,846)	(4,659)

Net increase (decrease) in net assets	40,366	(61,181)	8,270	18,178

Net Assets:
Beginning of Period	659,304	720,485	277,390	259,212

End of Period	$699,670	$659,304	$285,660	$277,390

Units issued during the period	92,574	76,538	130,846	121,313
Units redeemed during the period	(106,642)	(93,346)	(135,458)	(123,368)

Net units issued (redeemed) during period	(14,068)	(16,808)	(4,612)	(2,055)

	AllianceBernstein Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(118)	$138	$(2,486)	$(2,631)
Net realized gains (losses)	13,066	4,258	31,631	38,480
Net change in unrealized appreciation/(depreciation)	(14,702)	1,056	(8,415)	(22,489)

Net increase (decrease) in net assets resulting from operations	(1,754)	5,452	20,730	13,360

Contract Transactions:
Contract owners’ net payments	13,003	9,885	23,512	28,463
Annuity payments	(33)	(20)	(222)	(195)
Surrenders and other (net)	(4,092)	(3,285)	(18,744)	(17,997)
Transfers from other divisions or sponsor	122,093	58,638	222,909	181,068
Transfers to other divisions or sponsor	(112,047)	(53,420)	(244,678)	(191,920)

Net increase (decrease) in net assets resulting from contract transactions	18,924	11,798	(17,223)	(581)

Net increase (decrease) in net assets	17,170	17,250	3,507	12,779

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	52,469	35,219	256,454	243,675

End of Period	$69,639	$52,469	$259,961	$256,454

Units issued during the period	69,843	40,272	119,778	108,295
Units redeemed during the period	(60,121)	(33,490)	(125,440)	(105,772)

Net units issued (redeemed) during period	9,722	6,782	(5,662)	2,523

(b)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division (a)		T. Rowe Price Small Cap Value Stock Division
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006

Operations:
Net investment income (loss)	$(22)	$—	$(1,161)	$(1,207)
Net realized gains (losses)	8	—	19,373	10,065
Net change in unrealized appreciation/(depreciation)	(374)	—	(22,520)	13,184

Net increase (decrease) in net assets resulting from operations	(388)	—	(4,308)	22,042

Contract Transactions:
Contract owners’ net payments	1,473	—	29,360	24,400
Annuity payments	(3)	—	(128)	(125)
Surrenders and other (net)	(74)	—	(12,909)	(9,097)
Transfers from other divisions or sponsor	6,098	—	215,563	157,557
Transfers to other divisions or sponsor	(2,078)	—	(217,283)	(147,934)

Net increase (decrease) in net assets resulting from contract transactions	5,416	—	14,603	24,801

Net increase (decrease) in net assets	5,028	—	10,295	46,843

Net Assets:
Beginning of Period	—	—	181,999	135,156

End of Period	$5,028	$—	$192,294	$181,999

Units issued during the period	7,673	—	125,509	102,740
Units redeemed during the period	(2,421)	—	(118,302)	(89,344)

Net units issued (redeemed) during period	5,252	—	7,207	13,396

	International Growth Stock Division		MFS Research International Core Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(336)	$(1,151)	$43	$—
Net realized gains (losses)	27,087	7,912	110	—
Net change in unrealized appreciation/(depreciation)	(5,171)	21,036	25	—

Net increase (decrease) in net assets resulting from operations	21,580	27,797	178	—

Contract Transactions:
Contract owners’ net payments	30,783	30,063	2,499	—
Annuity payments	(252)	(156)	(3)	—
Surrenders and other (net)	(12,557)	(9,737)	(128)	—
Transfers from other divisions or sponsor	281,949	197,792	10,893	—
Transfers to other divisions or sponsor	(275,256)	(175,446)	(3,992)	—

Net increase (decrease) in net assets resulting from contract transactions	24,667	42,516	9,269	—

Net increase (decrease) in net assets	46,247	70,313	9,447	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	181,477	111,164	—	—

End of Period	$227,724	$181,477	$9,447	$—

Units issued during the period	160,849	141,511	13,748	—
Units redeemed during the period	(148,338)	(116,415)	(4,816)	—

Net units issued (redeemed) during period	12,511	25,096	8,932	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Franklin Templeton International Equity Division		MFS Emerging Markets Equity Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$7,893	$4,856	$(3)	$—
Net realized gains (losses)	46,893	14,380	193	—
Net change in unrealized appreciation/(depreciation)	93,717	173,473	1,771	—

Net increase (decrease) in net assets resulting from operations	148,503	192,709	1,961	—

Contract Transactions:
Contract owners’ net payments	95,528	73,441	4,181	—
Annuity payments	(975)	(691)	(5)	—
Surrenders and other (net)	(70,193)	(50,611)	(149)	—
Transfers from other divisions or sponsor	728,526	458,616	28,165	—
Transfers to other divisions or sponsor	(714,314)	(438,007)	(8,946)	—

Net increase (decrease) in net assets resulting from contract transactions	38,572	42,748	23,246	—

Net increase (decrease) in net assets	187,075	235,457	25,207	—

Net Assets:
Beginning of Period	869,804	634,347	—	—

End of Period	$1,056,879	$869,804	$25,207	$—

Units issued during the period	291,767	233,422	29,062	—
Units redeemed during the period	(273,404)	(210,346)	(8,822)	—

Net units issued (redeemed) during period	18,363	23,076	20,240	—

	Money Market Division		Short-Term Bond Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$10,867	$8,264	$152	$—
Net realized gains (losses)	—	—	8	—
Net change in unrealized appreciation/(depreciation)	—	—	(73)	—

Net increase (decrease) in net assets resulting from operations	10,867	8,264	87	—

Contract Transactions:
Contract owners’ net payments	96,926	73,512	1,248	—
Annuity payments	(183)	(353)	—	—
Surrenders and other (net)	(51,545)	(39,894)	(53)	—
Transfers from other divisions or sponsor	353,960	162,324	6,117	—
Transfers to other divisions or sponsor	(353,263)	(168,919)	(1,627)	—

Net increase (decrease) in net assets resulting from contract transactions	45,895	26,670	5,685	—

Net increase (decrease) in net assets	56,762	34,934	5,772	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	236,772	201,838	—	—

End of Period	$293,534	$236,772	$5,772	$—

Units issued during the period	282,393	130,943	7,776	—
Units redeemed during the period	(257,135)	(115,353)	(2,161)	—

Net units issued (redeemed) during period	25,258	15,590	5,615	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		PIMCO Long-Term U.S. Government Bond Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$25,167	$18,374	$163	$—
Net realized gains (losses)	146	(360)	86	—
Net change in unrealized appreciation/(depreciation)	18,853	1,524	201	—

Net increase (decrease) in net assets resulting from operations	44,166	19,538	450	—

Contract Transactions:
Contract owners’ net payments	122,438	114,300	2,475	—
Annuity payments	(1,045)	(988)	—	—
Surrenders and other (net)	(61,722)	(53,229)	(115)	—
Transfers from other divisions or sponsor	1,064,375	727,523	8,973	—
Transfers to other divisions or sponsor	(1,015,092)	(685,703)	(3,703)	—

Net increase (decrease) in net assets resulting from contract transactions	108,954	101,903	7,630	—

Net increase (decrease) in net assets	153,120	121,441	8,080	—

Net Assets:
Beginning of Period	744,182	622,741	—	—

End of Period	$897,302	$744,182	$8,080	$—

Units issued during the period	404,325	287,486	11,799	—
Units redeemed during the period	(363,463)	(243,575)	(4,251)	—

Net units issued (redeemed) during period	40,862	43,911	7,548	—

	American Century Inflation Protection Division (a)		High Yield Bond Division
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$229	$—	$10,691	$10,117
Net realized gains (losses)	29	—	(2,932)	(4,089)
Net change in unrealized appreciation/(depreciation)	137	—	(5,205)	9,235

Net increase (decrease) in net assets resulting from operations	395	—	2,554	15,263

Contract Transactions:
Contract owners’ net payments	2,113	—	24,445	23,100
Annuity payments	—	—	(282)	(274)
Surrenders and other (net)	(81)	—	(14,641)	(13,980)
Transfers from other divisions or sponsor	9,530	—	216,221	152,016
Transfers to other divisions or sponsor	(2,130)	—	(216,976)	(151,784)

Net increase (decrease) in net assets resulting from contract transactions	9,432	—	8,767	9,078

Net increase (decrease) in net assets	9,827	—	11,321	24,341

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	—	—	195,079	170,738

End of Period	$9,827	$—	$206,400	$195,079

Units issued during the period	11,751	—	126,995	97,342
Units redeemed during the period	(2,502)	—	(121,990)	(91,194)

Net units issued (redeemed) during period	9,249	—	5,005	6,148

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	PIMCO Multi-Sector Bond Division (a)		Balanced Division
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$546	$—	$45,049	$40,235
Net realized gains (losses)	(1)	—	86,081	60,189
Net change in unrealized appreciation/(depreciation)	(114)	—	(16,167)	105,336

Net increase (decrease) in net assets resulting from operations	431	—	114,963	205,760

Contract Transactions:
Contract owners’ net payments	6,844	—	107,776	113,606
Annuity payments	(1)	—	(7,015)	(6,332)
Surrenders and other (net)	(239)	—	(199,693)	(205,884)
Transfers from other divisions or sponsor	22,112	—	323,790	272,416
Transfers to other divisions or sponsor	(6,818)	—	(391,952)	(359,931)

Net increase (decrease) in net assets resulting from contract transactions	21,898	—	(167,094)	(186,125)

Net increase (decrease) in net assets	22,329	—	(52,131)	19,635

Net Assets:
Beginning of Period	—	—	2,380,333	2,360,698

End of Period	$22,329	$—	$2,328,202	$2,380,333

Units issued during the period	30,045	—	136,555	134,343
Units redeemed during the period	(7,847)	—	(156,706)	(157,905)

Net units issued (redeemed) during period	22,198	—	(20,151)	(23,562)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$2,972	$1,762	$(949)	$(1,119)
Net realized gains (losses)	19,450	10,531	19,251	16,690
Net change in unrealized appreciation/(depreciation)	(3,406)	6,281	5,249	(3,217)

Net increase (decrease) in net assets resulting from operations	19,016	18,574	23,551	12,354

Contract Transactions:
Contract owners’ net payments	21,842	26,912	37,278	32,445
Annuity payments	(636)	(651)	(163)	(135)
Surrenders and other (net)	(17,843)	(14,146)	(12,489)	(7,811)
Transfers from other divisions or sponsor	131,677	128,181	238,995	162,694
Transfers to other divisions or sponsor	(139,076)	(126,956)	(228,922)	(136,120)

Net increase (decrease) in net assets resulting from contract transactions	(4,036)	13,340	34,699	51,073

Net increase (decrease) in net assets	14,980	31,914	58,250	63,427

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	232,968	201,054	158,895	95,468

End of Period	$247,948	$232,968	$217,145	$158,895

Units issued during the period	113,888	128,421	114,326	91,738
Units redeemed during the period	(116,552)	(118,824)	(100,439)	(68,500)

Net units issued (redeemed) during period	(2,664)	9,597	13,887	23,238

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division (a)		Neuberger Berman AMT Socially Responsive Division (a)
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$141	$—	$(10)	$—
Net realized gains (losses)	7,833	—	14	—
Net change in unrealized appreciation/(depreciation)	(6,804)	—	(45)	—

Net increase (decrease) in net assets resulting from operations	1,170	—	(41)	—

Contract Transactions:
Contract owners’ net payments	8,173	—	1,268	—
Annuity payments	(1)	—	—	—
Surrenders and other (net)	(301)	—	(51)	—
Transfers from other divisions or sponsor	34,726	—	3,991	—
Transfers to other divisions or sponsor	(9,052)	—	(1,374)	—

Net increase (decrease) in net assets resulting from contract transactions	33,545	—	3,834	—

Net increase (decrease) in net assets	34,715	—	3,793	—

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$34,715	$—	$3,793	$—

Units issued during the period	40,633	—	5,197	—
Units redeemed during the period	(9,526)	—	(1,469)	—

Net units issued (redeemed) during period	31,107	—	3,728	—

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$159	$54	$(581)	$(654)
Net realized gains (losses)	12,062	(683)	14,415	15,271
Net change in unrealized appreciation/(depreciation)	5,712	18,663	(11,445)	(3,771)

Net increase (decrease) in net assets resulting from operations	17,933	18,034	2,389	10,846

Contract Transactions:
Contract owners’ net payments	28,130	27,500	11,216	11,367
Annuity payments	(229)	(174)	(100)	(77)
Surrenders and other (net)	(13,623)	(9,326)	(7,549)	(4,835)
Transfers from other divisions or sponsor	309,851	232,800	118,938	103,297
Transfers to other divisions or sponsor	(316,017)	(227,702)	(124,538)	(102,355)

Net increase (decrease) in net assets resulting from contract transactions	8,112	23,098	(2,033)	7,397

Net increase (decrease) in net assets	26,045	41,132	356	18,243

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	182,283	141,151	93,292	75,049

End of Period	$208,328	$182,283	$93,648	$93,292

Units issued during the period	329,951	292,614	81,139	78,663
Units redeemed during the period	(321,404)	(267,904)	(82,194)	(73,564)

Net units issued (redeemed) during period	8,547	24,710	(1,055)	5,099

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Non-US Division		Russell Real Estate Securities Division
	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$3,396	$2,573	$4,668	$3,170
Net realized gains (losses)	47,280	6,659	70,510	38,604
Net change in unrealized appreciation/(depreciation)	(33,206)	20,930	(138,229)	51,269

Net increase (decrease) in net assets resulting from operations	17,470	30,162	(63,051)	93,043

Contract Transactions:
Contract owners’ net payments	29,970	27,191	49,098	45,138
Annuity payments	(219)	(163)	(394)	(376)
Surrenders and other (net)	(12,841)	(8,672)	(23,560)	(21,582)
Transfers from other divisions or sponsor	296,501	215,639	413,790	337,731
Transfers to other divisions or sponsor	(303,320)	(199,070)	(456,334)	(325,530)

Net increase (decrease) in net assets resulting from contract transactions	10,091	34,925	(17,400)	35,381

Net increase (decrease) in net assets	27,561	65,087	(80,451)	128,424

Net Assets:
Beginning of Period	182,689	117,602	381,366	252,942

End of Period	$210,250	$182,689	$300,915	$381,366

Units issued during the period	223,259	197,325	136,823	126,445
Units redeemed during the period	(215,687)	(169,880)	(142,715)	(115,031)

Net units issued (redeemed) during period	7,572	27,445	(5,892)	11,414

	Russell Core Bond Division		Russell LifePoints Moderate Strategy Division (a)
	Year Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$9,016	$5,783	$171	$—
Net realized gains (losses)	(391)	(73)	(3)	—
Net change in unrealized appreciation/(depreciation)	4,058	(1,118)	(35)	—

Net increase (decrease) in net assets resulting from operations	12,683	4,592	133	—

Contract Transactions:
Contract owners’ net payments	34,127	34,843	3,482	—
Annuity payments	(287)	(217)	(1)	—
Surrenders and other (net)	(13,071)	(10,155)	(546)	—
Transfers from other divisions or sponsor	404,423	290,050	6,812	—
Transfers to other divisions or sponsor	(394,903)	(274,321)	(1,774)	—

Net increase (decrease) in net assets resulting from contract transactions	30,289	40,200	7,973	—

Net increase (decrease) in net assets	42,972	44,792	8,106	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	179,016	134,224	—	—

End of Period	$221,988	$179,016	$8,106	$—

Units issued during the period	309,738	242,088	10,359	—
Units redeemed during the period	(288,707)	(213,446)	(2,513)	—

Net units issued (redeemed) during period	21,031	28,642	7,846	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division (a)		Russell LifePoints Growth Strategy Division (a)
	For the Period Ended December 31, 2007	Year Ended December 31, 2006	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$781	$—	$571	$—
Net realized gains (losses)	29	—	28	—
Net change in unrealized appreciation/(depreciation)	(398)	—	(438)	—

Net increase (decrease) in net assets resulting from operations	412	—	161	—

Contract Transactions:
Contract owners’ net payments	18,850	—	11,312	—
Annuity payments	(15)	—	(57)	—
Surrenders and other (net)	(251)	—	572	—
Transfers from other divisions or sponsor	21,446	—	21,904	—
Transfers to other divisions or sponsor	(5,441)	—	(6,432)	—

Net increase (decrease) in net assets resulting from contract transactions	34,589	—	27,299	—

Net increase (decrease) in net assets	35,001	—	27,460	—

Net Assets:
Beginning of Period	—	—	—	—

End of Period	$35,001	$—	$27,460	$—

Units issued during the period	40,350	—	33,448	—
Units redeemed during the period	(6,371)	—	(7,324)	—

Net units issued (redeemed) during period	33,979	—	26,124	—

	Russell LifePoints Equity Growth Strategy Division (a)
	For the Period Ended December 31, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$297	$—
Net realized gains (losses)	(15)	—
Net change in unrealized appreciation/(depreciation)	(479)	—

Net increase (decrease) in net assets resulting from operations	(197)	—

Contract Transactions:
Contract owners’ net payments	1,997	—
Annuity payments	—	—
Surrenders and other (net)	(24)	—
Transfers from other divisions or sponsor	11,586	—
Transfers to other divisions or sponsor	(1,337)	—

Net increase (decrease) in net assets resulting from contract transactions	12,222	—

Net increase (decrease) in net assets	12,025	—

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

Net Assets:
Beginning of Period	—	—

End of Period	$12,025	$—

Units issued during the period	13,355	—
Units redeemed during the period	(1,407)	—

Net units issued (redeemed) during period	11,948	—

(a)	Division Commenced Operations on April 30, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

1.	Organization

NML Variable Annuity Account B (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front-Load contracts with a sales charge up to 4.5% of purchase payments; Back-Load contracts with a withdrawal charge of 0-6%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2.	Significant Accounting Policies

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

The shares are valued at the Funds’ offering and redemption prices per share. Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 1985 and before January 1, 2002, annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%. For variable payment plans issued on or after January 1, 2002, annuity reserves are based on the 2000 Annuity Table with assumed interest rates of 3.5% or 5%.

Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Account.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2007 by each Division are shown as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$25,773	$61,896
Janus Capital Appreciation	37,472	7,126
Large Cap Core Stock	23,689	40,835
Capital Guardian Large Cap Blend	12,392	440
Index 500 Stock	140,122	155,657
American Century Large Company Value	9,198	369
Capital Guardian Domestic Equity	76,797	21,045
T. Rowe Price Equity Income	62,454	12,059
Mid Cap Growth Stock	93,087	117,309
Index 400 Stock	46,335	40,926
AllianceBernstein Mid Cap Value	34,455	4,842
Small Cap Growth Stock	48,570	44,981
Index 600 Stock	5,579	142
T. Rowe Price Small Cap Value	42,329	18,511
International Growth	54,661	14,405
MFS Research International Core	9,718	321
Franklin Templeton International Equity	134,914	76,158
MFS Emerging Markets Equity	23,638	405
Money Market	117,130	60,867
Short-Term Bond	5,900	66
Select Bond	202,702	68,836
PIMCO Long-Term U.S. Government Bond	8,092	265
American Century Inflation Protection	9,813	152
High Yield Bond	38,582	19,025
PIMCO Multi-Sector Bond	22,851	404
Balanced	236,977	316,617
Asset Allocation	40,526	29,245
Fidelity VIP Mid Cap	64,300	15,298
Fidelity VIP Contrafund	42,144	640
Neuberger Berman AMT Socially Responsive	3,969	123
Russell Multi-Style Equity	39,601	22,927
Russell Aggressive Equity	24,289	14,666
Russell Non-U.S.	73,945	23,024
Russell Real Estate Securities	99,688	72,000
Russell Core Bond	54,204	14,800
Russell LifePoints Moderate	8,754	607
Russell LifePoints Balanced	36,365	1,047
Russell LifePoints Growth	28,189	680
Russell LifePoints Equity Growth	12,574	55

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front-Load version and the Back-Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front-Load version and the Back-Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the back-load version of the contract, the net assets may be subject to the deduction for the front-load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front-Load version and the Back-Load version, respectively. For Front-Load and Back-Load version contracts purchased before April 30, 2008, the current mortality and expense risk charges will not be increased before May 1, 2012.

For Fee Based contracts issued on or after December 31, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%. For Fee Based contracts purchased before April 30, 2007, the current mortality and expense risk charges will not be increased before May 1, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest			Total Return Lowest to Highest (3)
Growth Stock
Year Ended 12/31/07	152,332	$0.983146	to	$3.161031	$358,069	0.89%	0.35%	to	1.25%	7.83%	to	8.81%
Year Ended 12/31/06	166,209	$0.904890	to	$2.916699	$364,633	0.76%	0.35%	to	1.25%	8.21%	to	9.19%
Year Ended 12/31/05	170,577	$0.829993	to	$2.681914	$360,468	1.05%	0.35%	to	1.25%	6.38%	to	7.34%
Year Ended 12/31/04	176,713	$0.774425	to	$2.508557	$362,855	0.69%	0.35%	to	1.25%	5.34%	to	6.30%
Year Ended 12/31/03	182,623	$0.729643	to	$2.369404	$365,546	0.81%	0.35%	to	1.25%	17.47%	to	18.53%

Janus Capital Appreciation
Year Ended 12/31/07	65,492	$2.106906	to	$2.197094	$140,752	0.04%	0.35%	to	1.25%	25.26%	to	26.39%
Year Ended 12/31/06	49,176	$1.682068	to	$1.738315	$84,256	0.44%	0.35%	to	1.25%	3.58%	to	4.52%
Year Ended 12/31/05	32,378	$1.623859	to	$1.663190	$53,274	0.20%	0.35%	to	1.25%	15.55%	to	16.59%
Year Ended 12/31/04	8,535	$1.405312	to	$1.426538	$12,060	0.15%	0.35%	to	1.25%	18.19%	to	19.25%
Year Ended 12/31/03	3,252	$1.189063	to	$1.196213	$3,905	0.09%	0.35%	to	1.25%	18.91%	to	19.62%

Large Cap Core Stock
Year Ended 12/31/07	133,591	$1.004227	to	$2.671949	$287,873	1.14%	0.35%	to	1.25%	7.76%	to	8.74%
Year Ended 12/31/06	138,596	$0.924940	to	$2.467131	$282,936	1.08%	0.35%	to	1.25%	10.12%	to	11.11%
Year Ended 12/31/05	140,199	$0.833720	to	$2.229337	$268,827	1.30%	0.35%	to	1.25%	7.12%	to	8.08%
Year Ended 12/31/04	144,588	$0.772557	to	$2.070897	$265,200	0.95%	0.35%	to	1.25%	6.82%	to	7.78%
Year Ended 12/31/03	151,008	$0.717843	to	$1.929029	$263,744	0.97%	0.35%	to	1.25%	22.51%	to	23.62%

Capital Guardian Large Cap Blend (1)
Year Ended 12/31/07	11,886	$0.926940	to	$0.932619	$11,065	0.93%	0.35%	to	1.25%	(7.30)%	to	(6.74)%
Year Ended 12/31/06	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a		n/a			n/a

Index 500 Stock
Year Ended 12/31/07	307,623	$1.069283	to	$5.512984	$1,087,823	1.62%	0.35%	to	1.25%	4.11%	to	5.06%
Year Ended 12/31/06	310,424	$1.019334	to	$5.268640	$1,102,736	1.60%	0.35%	to	1.25%	14.19%	to	15.22%
Year Ended 12/31/05	317,806	$0.886007	to	$4.590845	$1,034,273	1.75%	0.35%	to	1.25%	3.43%	to	4.36%
Year Ended 12/31/04	321,263	$0.850261	to	$4.416556	$1,063,411	1.34%	0.35%	to	1.25%	9.32%	to	10.31%
Year Ended 12/31/03	320,662	$0.771935	to	$4.019699	$1,012,662	1.47%	0.35%	to	1.25%	26.84%	to	27.99%

American Century Large Company Value (1)
Year Ended 12/31/07	8,828	$0.932366	to	$0.938079	$8,307	2.11%	0.35%	to	1.25%	(6.75)%	to	(6.19)%
Year Ended 12/31/06	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a		n/a			n/a

Capital Guardian Domestic Equity
Year Ended 12/31/07	206,223	$1.317376	to	$1.395608	$280,715	1.43%	0.35%	to	1.25%	(7.50)%	to	(6.66)%
Year Ended 12/31/06	177,765	$1.424141	to	$1.495151	$261,070	0.00%	0.35%	to	1.25%	15.12%	to	16.16%
Year Ended 12/31/05	134,350	$1.237056	to	$1.287166	$169,447	1.91%	0.35%	to	1.25%	6.71%	to	7.67%
Year Ended 12/31/04	93,992	$1.159280	to	$1.195493	$110,874	1.61%	0.35%	to	1.25%	15.40%	to	16.44%
Year Ended 12/31/03	64,744	$1.004585	to	$1.026686	$66,014	1.86%	0.35%	to	1.25%	32.74%	to	33.94%

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

T. Rowe Price Equity Income
Year Ended 12/31/07	77,182	$1.721722	to	$1.795424	$138,076	2.14%	0.35%	to	1.25%	1.97%	to	2.89%
Year Ended 12/31/06	57,961	$1.688469	to	$1.744928	$101,503	1.83%	0.35%	to	1.25%	17.68%	to	18.74%
Year Ended 12/31/05	41,726	$1.434821	to	$1.469591	$61,034	1.83%	0.35%	to	1.25%	2.90%	to	3.82%
Year Ended 12/31/04	23,505	$1.394433	to	$1.415494	$33,324	1.92%	0.35%	to	1.25%	13.73%	to	14.76%
Year Ended 12/31/03	8,977	$1.226098	to	$1.233470	$11,115	2.76%	0.35%	to	1.25%	22.61%	to	23.35%

Mid-Cap Growth Stock (2)
Year Ended 12/31/07	154,877	$1.047939	to	$6.835316	$699,670	0.75%	0.35%	to	1.25%	19.19%	to	20.27%
Year Ended 12/31/06	168,944	$0.872601	to	$5.705905	$659,304	0.13%	0.35%	to	1.25%	3.11%	to	4.04%
Year Ended 12/31/05	185,752	$0.839995	to	$5.506309	$720,485	0.05%	0.35%	to	1.25%	4.82%	to	5.77%
Year Ended 12/31/04	196,196	$0.795400	to	$5.226856	$753,933	0.00%	0.35%	to	1.25%	12.80%	to	13.82%
Year Ended 12/31/03	205,109	$0.699892	to	$4.610685	$721,071	0.00%	0.35%	to	1.25%	23.15%	to	24.26%

Index 400 Stock
Year Ended 12/31/07	138,144	$1.778444	to	$2.271681	$285,660	1.23%	0.35%	to	1.25%	6.58%	to	7.55%
Year Ended 12/31/06	142,755	$1.656125	to	$2.113326	$277,390	1.07%	0.35%	to	1.25%	8.68%	to	9.66%
Year Ended 12/31/05	144,810	$1.512499	to	$1.928160	$259,212	0.77%	0.35%	to	1.25%	10.98%	to	11.98%
Year Ended 12/31/04	142,795	$1.352705	to	$1.722759	$230,656	0.67%	0.35%	to	1.25%	14.82%	to	15.86%
Year Ended 12/31/03	134,531	$1.169318	to	$1.487736	$189,955	0.72%	0.35%	to	1.25%	33.34%	to	34.54%

AllianceBernstein Mid Cap Value
Year Ended 12/31/07	38,063	$1.796945	to	$1.873865	$69,639	0.81%	0.35%	to	1.25%	(1.41)%	to	(0.51)%
Year Ended 12/31/06	28,340	$1.822606	to	$1.883538	$52,469	1.28%	0.35%	to	1.25%	13.08%	to	14.09%
Year Ended 12/31/05	21,558	$1.611849	to	$1.650893	$35,219	0.65%	0.35%	to	1.25%	4.15%	to	5.09%
Year Ended 12/31/04	13,191	$1.547558	to	$1.570931	$20,658	1.16%	0.35%	to	1.25%	17.19%	to	18.25%
Year Ended 12/31/03	5,221	$1.320512	to	$1.328448	$6,971	1.07%	0.35%	to	1.25%	32.05%	to	32.84%

Small Cap Growth Stock
Year Ended 12/31/07	108,921	$1.385379	to	$3.092578	$259,961	0.08%	0.35%	to	1.25%	8.18%	to	9.16%
Year Ended 12/31/06	114,581	$1.269179	to	$2.834618	$256,454	0.00%	0.35%	to	1.25%	5.36%	to	6.31%
Year Ended 12/31/05	112,059	$1.193857	to	$2.667734	$243,675	0.00%	0.35%	to	1.25%	9.81%	to	10.79%
Year Ended 12/31/04	107,008	$1.077557	to	$2.409091	$217,489	0.00%	0.35%	to	1.25%	17.32%	to	18.38%
Year Ended 12/31/03	103,787	$0.910215	to	$2.035993	$184,346	0.00%	0.35%	to	1.25%	31.41%	to	32.59%

Index 600 Stock (1)
Year Ended 12/31/07	5,252	$0.933101	to	$0.938826	$5,028	0.00%	0.35%	to	1.25%	(6.68)%	to	(6.11)%
Year Ended 12/31/06	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a		n/a			n/a

T. Rowe Price Small Cap Value
Year Ended 12/31/07	101,509	$1.850222	to	$1.959983	$192,294	0.42%	0.35%	to	1.25%	(2.07)%	to	(1.18)%
Year Ended 12/31/06	94,302	$1.889257	to	$1.983334	$181,999	0.23%	0.35%	to	1.25%	15.11%	to	16.15%
Year Ended 12/31/05	80,906	$1.641244	to	$1.707618	$135,156	0.31%	0.35%	to	1.25%	5.89%	to	6.84%
Year Ended 12/31/04	69,029	$1.549988	to	$1.598319	$108,671	0.21%	0.35%	to	1.25%	23.02%	to	24.13%
Year Ended 12/31/03	52,581	$1.259912	to	$1.287567	$67,333	0.00%	0.35%	to	1.25%	33.48%	to	34.68%

International Growth
Year Ended 12/31/07	110,373	$1.999925	to	$2.118626	$227,724	0.81%	0.35%	to	1.25%	11.22%	to	12.22%
Year Ended 12/31/06	97,860	$1.798235	to	$1.887847	$181,477	0.20%	0.35%	to	1.25%	19.97%	to	21.05%
Year Ended 12/31/05	72,763	$1.498861	to	$1.559523	$111,164	1.24%	0.35%	to	1.25%	16.54%	to	17.59%
Year Ended 12/31/04	44,100	$1.286123	to	$1.326256	$57,621	0.78%	0.35%	to	1.25%	20.08%	to	21.17%
Year Ended 12/31/03	25,738	$1.071062	to	$1.094583	$27,995	0.99%	0.35%	to	1.25%	37.27%	to	38.50%

MFS Research International Core (1)
Year Ended 12/31/07	8,932	$1.046028	to	$1.052433	$9,447	1.34%	0.35%	to	1.25%	4.61%	to	5.25%
Year Ended 12/31/06	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a		n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a		n/a			n/a

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

Franklin Templeton International Equity
Year Ended 12/31/07	297,438	$1.955614	to	$4.554870	$1,056,879	1.84%	0.35%	to	1.25%	16.59%	to	17.65%
Year Ended 12/31/06	279,075	$1.662262	to	$3.887138	$869,804	1.70%	0.35%	to	1.25%	29.28%	to	30.44%
Year Ended 12/31/05	255,999	$1.274348	to	$2.991857	$634,347	1.75%	0.35%	to	1.25%	10.14%	to	11.13%
Year Ended 12/31/04	236,402	$1.146710	to	$2.702895	$550,495	1.71%	0.35%	to	1.25%	17.85%	to	18.91%
Year Ended 12/31/03	226,444	$0.964341	to	$2.282107	$458,917	1.77%	0.35%	to	1.25%	38.72%	to	39.97%

MFS Emerging Markets Equity (1)
Year Ended 12/31/07	20,240	$1.236747	to	$1.244312	$25,207	0.52%	0.35%	to	1.25%	23.69%	to	24.43%
Year Ended 12/31/06	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a	n/a			n/a

Money Market
Year Ended 12/31/07	133,755	$1.240571	to	$3.416215	$293,534	5.13%	0.35%	to	1.25%	3.97%	to	4.91%
Year Ended 12/31/06	108,497	$1.182475	to	$3.269294	$236,772	4.74%	0.35%	to	1.25%	3.56%	to	4.49%
Year Ended 12/31/05	92,906	$1.131639	to	$3.141208	$201,838	2.95%	0.35%	to	1.25%	1.71%	to	2.63%
Year Ended 12/31/04	95,405	$1.102690	to	$3.073012	$206,436	1.43%	0.35%	to	1.25%	0.17%	to	1.08%
Year Ended 12/31/03	114,469	$1.090926	to	$3.052383	$251,722	1.25%	0.35%	to	1.25%	(0.02%)	to	0.88%

Short-Term Bond (1)
Year Ended 12/31/07	5,615	$1.022274	to	$1.028506	$5,772	5.37%	0.35%	to	1.25%	2.24%	to	2.85%
Year Ended 12/31/06	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a	n/a			n/a

Select Bond
Year Ended 12/31/07	253,486	$1.606628	to	$12.257484	$897,302	3.99%	0.35%	to	1.25%	5.07%	to	6.02%
Year Ended 12/31/06	212,625	$1.516531	to	$11.608006	$744,182	3.66%	0.35%	to	1.25%	2.46%	to	3.38%
Year Ended 12/31/05	168,714	$1.466954	to	$11.273136	$622,741	3.42%	0.35%	to	1.25%	0.95%	to	1.86%
Year Ended 12/31/04	125,912	$1.440153	to	$11.111137	$516,249	4.04%	0.35%	to	1.25%	3.44%	to	4.38%
Year Ended 12/31/03	109,072	$1.379729	to	$10.687503	$480,227	3.85%	0.35%	to	1.25%	4.18%	to	5.12%

PIMCO Long-Term U.S. Government Bond (1)
Year Ended 12/31/07	7,548	$1.066436	to	$1.072953	$8,080	4.30%	0.35%	to	1.25%	6.65%	to	7.30%
Year Ended 12/31/06	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a	n/a			n/a

American Century Inflation Protection Bond (1)
Year Ended 12/31/07	9,249	$1.059280	to	$1.065745	$9,827	5.15%	0.35%	to	1.25%	5.94%	to	6.58%
Year Ended 12/31/06	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a	n/a			n/a

High Yield Bond
Year Ended 12/31/07	100,935	$1.573219	to	$2.375895	$206,400	6.16%	0.35%	to	1.25%	1.10%	to	2.02%
Year Ended 12/31/06	95,929	$1.544440	to	$2.338260	$195,079	6.57%	0.35%	to	1.25%	8.42%	to	9.39%
Year Ended 12/31/05	89,781	$1.413965	to	$2.146008	$170,738	6.58%	0.35%	to	1.25%	0.14%	to	1.03%
Year Ended 12/31/04	81,452	$1.401540	to	$2.132449	$157,870	6.88%	0.35%	to	1.25%	11.36%	to	12.37%
Year Ended 12/31/03	76,880	$1.249172	to	$1.905353	$135,623	0.21%	0.35%	to	1.25%	27.46%	to	28.61%

PIMCO Multi-Sector Bond (1)
Year Ended 12/31/07	22,198	$1.002320	to	$1.008445	$22,329	5.17%	0.35%	to	1.25%	0.24%	to	0.85%
Year Ended 12/31/06	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a		n/a		n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a		n/a		n/a	n/a	n/a			n/a

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

Balanced
Year Ended 12/31/07	398,490	$1.300669	to	$10.641985	$2,328,202	3.04%	0.35%	to	1.25%	4.83%	to	5.78%
Year Ended 12/31/06	418,640	$1.231506	to	$10.101237	$2,380,333	2.86%	0.35%	to	1.25%	9.05%	to	10.03%
Year Ended 12/31/05	442,202	$1.120868	to	$9.216522	$2,360,699	2.66%	0.35%	to	1.25%	2.31%	to	3.23%
Year Ended 12/31/04	440,624	$1.087384	to	$8.963381	$2,424,304	2.54%	0.35%	to	1.25%	6.55%	to	7.52%
Year Ended 12/31/03	431,496	$1.012887	to	$8.370146	$2,351,789	3.21%	0.35%	to	1.25%	16.53%	to	17.58%

Asset Allocation
Year Ended 12/31/07	171,707	$1.384559	to	$1.466752	$247,948	2.25%	0.35%	to	1.25%	8.03%	to	9.01%
Year Ended 12/31/06	174,372	$1.281584	to	$1.345472	$232,968	1.82%	0.35%	to	1.25%	8.56%	to	9.53%
Year Ended 12/31/05	164,774	$1.180583	to	$1.228390	$201,054	1.41%	0.35%	to	1.25%	5.67%	to	6.62%
Year Ended 12/31/04	140,560	$1.117219	to	$1.152100	$161,896	0.00%	0.35%	to	1.25%	8.65%	to	9.63%
Year Ended 12/31/03	101,195	$1.028260	to	$1.050858	$106,816	2.22%	0.35%	to	1.25%	19.13%	to	20.21%

Fidelity VIP Mid Cap
Year Ended 12/31/07	84,013	$2.530987	to	$2.639341	$217,145	0.48%	0.35%	to	1.25%	13.90%	to	14.93%
Year Ended 12/31/06	70,124	$2.222115	to	$2.296424	$158,895	0.15%	0.35%	to	1.25%	11.01%	to	12.01%
Year Ended 12/31/05	46,885	$2.001683	to	$2.050180	$95,468	0.00%	0.35%	to	1.25%	16.56%	to	17.60%
Year Ended 12/31/04	23,113	$1.717354	to	$1.743292	$40,054	0.00%	0.35%	to	1.25%	23.11%	to	24.22%
Year Ended 12/31/03	7,083	$1.395022	to	$1.403400	$9,954	0.00%	0.35%	to	1.25%	39.50%	to	40.34%

Fidelity VIP Contrafund (1)
Year Ended 12/31/07	31,107	$1.108565	to	$1.115338	$34,715	1.30%	0.35%	to	1.25%	10.87%	to	11.54%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

Neuberger Berman AMT Socially Responsive (1)
Year Ended 12/31/07	3,728	$1.010221	to	$1.016402	$3,793	0.11%	0.35%	to	1.25%	1.03%	to	1.64%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

Russell Multi-Style Equity
Year Ended 12/31/07	193,716	$1.054304	to	$1.134719	$208,328	0.97%	0.35%	to	1.25%	8.98%	to	9.97%
Year Ended 12/31/06	185,171	$0.963199	to	$1.032365	$182,283	0.93%	0.35%	to	1.25%	11.35%	to	12.35%
Year Ended 12/31/05	160,461	$0.858577	to	$0.919329	$141,151	1.05%	0.35%	to	1.25%	5.94%	to	6.90%
Year Ended 12/31/04	141,072	$0.804386	to	$0.860463	$117,097	0.73%	0.35%	to	1.25%	8.44%	to	9.42%
Year Ended 12/31/03	116,323	$0.736202	to	$0.786751	$89,162	0.71%	0.35%	to	1.25%	27.26%	to	28.41%

Russell Aggressive Equity
Year Ended 12/31/07	57,307	$1.497529	to	$1.773725	$93,648	0.37%	0.35%	to	1.25%	2.13%	to	3.06%
Year Ended 12/31/06	58,363	$1.455332	to	$1.722029	$93,292	0.19%	0.35%	to	1.25%	13.37%	to	14.39%
Year Ended 12/31/05	53,263	$1.274157	to	$1.506167	$75,049	0.18%	0.35%	to	1.25%	5.04%	to	5.99%
Year Ended 12/31/04	51,192	$1.203942	to	$1.421771	$68,855	0.17%	0.35%	to	1.25%	13.30%	to	14.33%
Year Ended 12/31/03	43,722	$1.054631	to	$1.244218	$52,176	0.11%	0.35%	to	1.25%	43.79%	to	45.09%

Russell Non-U.S.
Year Ended 12/31/07	134,867	$1.381147	to	$1.741498	$210,250	2.56%	0.35%	to	1.25%	8.74%	to	9.73%
Year Ended 12/31/06	127,295	$1.260557	to	$1.587886	$182,689	2.63%	0.35%	to	1.25%	22.11%	to	23.21%
Year Ended 12/31/05	99,849	$1.024633	to	$1.289430	$117,602	1.59%	0.35%	to	1.25%	12.28%	to	13.29%
Year Ended 12/31/04	79,941	$0.905783	to	$1.138748	$84,397	2.11%	0.35%	to	1.25%	16.83%	to	17.89%
Year Ended 12/31/03	60,165	$0.769505	to	$0.966479	$54,868	2.95%	0.35%	to	1.25%	37.07%	to	38.30%

Russell Real Estate Securities
Year Ended 12/31/07	101,427	$2.832067	to	$3.204435	$300,915	2.29%	0.35%	to	1.25%	(16.91%)	to	(16.15%)
Year Ended 12/31/06	107,317	$3.408298	to	$3.827505	$381,366	1.96%	0.35%	to	1.25%	34.16%	to	35.36%
Year Ended 12/31/05	95,902	$2.540501	to	$2.831791	$252,942	2.13%	0.35%	to	1.25%	11.56%	to	12.56%
Year Ended 12/31/04	83,376	$2.277262	to	$2.519496	$196,014	2.31%	0.35%	to	1.25%	33.20%	to	34.40%
Year Ended 12/31/03	65,413	$1.709672	to	$1.877412	$115,065	5.37%	0.35%	to	1.25%	35.51%	to	36.73%

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2007

Russell Core Bond
Year Ended 12/31/07	147,659	$1.442151	to	$1.552068	$221,988	5.30%	0.35%	to	1.25%	5.91%	to	6.86%
Year Ended 12/31/06	126,626	$1.361728	to	$1.453107	$179,016	4.58%	0.35%	to	1.25%	2.44%	to	3.36%
Year Ended 12/31/05	97,984	$1.329349	to	$1.406633	$134,224	3.65%	0.35%	to	1.25%	0.75%	to	1.66%
Year Ended 12/31/04	71,697	$1.319453	to	$1.384409	$97,182	2.44%	0.35%	to	1.25%	3.36%	to	4.30%
Year Ended 12/31/03	53,887	$1.276523	to	$1.328054	$70,621	3.69%	0.35%	to	1.25%	4.83%	to	5.78%

Russell LifePoints Moderate (1)
Year Ended 12/31/07	7,846	$1.026594	to	$1.032870	$8,106	4.90%	0.35%	to	1.25%	2.67%	to	3.29%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

Russell LifePoints Balanced (1)
Year Ended 12/31/07	33,979	$1.018600	to	$1.024838	$35,001	4.66%	0.35%	to	1.25%	1.87%	to	2.49%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

Russell LifePoints Growth (1)
Year Ended 12/31/07	26,124	$1.012636	to	$1.018835	$27,460	4.38%	0.35%	to	1.25%	1.27%	to	1.89%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

Russell LifePoints Equity Growth (1)
Year Ended 12/31/07	11,948	$1.003947	to	$1.010091	$12,025	5.12%	0.35%	to	1.25%	0.41%	to	1.01%
Year Ended 12/31/06	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/05	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/04	n/a	n/a			n/a	n/a	n/a			n/a
Year Ended 12/31/03	n/a	n/a			n/a	n/a	n/a			n/a

(1)	Division commenced operations on April 30, 2007.
(2)	Effective April 30, 2007, the Aggressive Growth Stock Division was renamed to the Mid Cap Growth Stock Division.
(3)	Total Return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP 100 E. Wisconsin Ave., Suite 1800 Milwaukee, WI 53202 Telephone (414) 212 1600 Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities, the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account B and its Growth Stock Division, Janus Capital Appreciation Division, Large Cap Core Stock Division, Capital Guardian Large Cap Blend Division, Index 500 Stock Division, American Century Large Company Value Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, AllianceBernstein Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, T. Rowe Price Small Cap Value Division, International Growth Division, MFS Research International Core Division, Franklin Templeton International Equity Division, MFS Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, PIMCO Long-Term U.S. Government Bond Division, American Century Inflation Protection Division, High Yield Bond Division, PIMCO Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Real Estate Securities Division, Russell Core Bond Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, and Russell LifePoints Equity Growth Strategy Division at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2007 with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin

February 12, 2008

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Financial Position

(in millions)

	December 31,
	2007	2006
Assets:
Bonds	$76,842	$70,564
Common and preferred stocks	9,525	9,228
Mortgage loans	20,833	19,363
Real estate	1,499	1,489
Policy loans	11,797	10,995
Other investments	8,749	7,930
Cash and temporary investments	2,547	2,885

Total investments	131,792	122,454

Due and accrued investment income	1,395	1,291
Net deferred tax assets	1,461	1,198
Deferred premium and other assets	2,195	2,112
Separate account assets	19,704	18,047

Total assets	$156,547	$145,102

Liabilities and Surplus:
Reserves for policy benefits	$109,573	$101,481
Policyowner dividends payable	5,024	4,632
Interest maintenance reserve	709	644
Asset valuation reserve	3,687	3,093
Income taxes payable	683	515
Other liabilities	5,061	5,006
Separate account liabilities	19,704	18,047

Total liabilities	144,441	133,418
Surplus	12,106	11,684

Total liabilities and surplus	$156,547	$145,102

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Operations

(in millions)

	For the year ended December 31,
	2007	2006	2005
Revenue:
Premiums	$13,242	$12,149	$11,363
Net investment income	7,568	7,073	6,543
Other income	545	511	494

Total revenue	21,355	19,733	18,400

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	5,641	5,049	4,577
Net additions to policy benefit reserves	7,807	7,234	6,445
Net transfers to separate accounts	484	492	664

Total benefits	13,932	12,775	11,686

Commissions and operating expenses	2,009	1,894	1,774

Total benefits and expenses	15,941	14,669	13,460

Gain from operations before dividends and taxes	5,414	5,064	4,940
Policyowner dividends	5,012	4,628	4,269

Gain from operations before taxes	402	436	671
Income tax expense	21	17	57

Net gain from operations	381	419	614
Net realized capital gains	619	410	310

Net income	$1,000	$829	$924

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Changes in Surplus

(in millions)

	For the year ended December 31,
	2007	2006	2005
Beginning of year balance	$11,684	$10,381	$8,934
Net income	1,000	829	924
Change in net unrealized capital gains (losses)	(12)	581	343
Change in net deferred tax assets	165	337	237
Change in nonadmitted assets and other	(137)	70	(84)
Change in asset valuation reserve	(594)	(514)	27

Net increase in surplus	422	1,303	1,447

End of year balance	$12,106	$11,684	$10,381

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

	For the year ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Premiums and other income received	$9,495	$8,634	$8,074
Investment income received	7,424	6,893	6,347
Benefit payments to policyowners and beneficiaries	(5,904)	(5,274)	(4,794)
Net transfers to separate accounts	(474)	(482)	(657)
Commissions, expenses and taxes paid	(2,148)	(2,202)	(2,000)

Net cash provided by operating activities	8,393	7,569	6,970

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	64,980	51,695	72,406
Common and preferred stocks	6,099	6,088	3,969
Mortgage loans	2,940	3,413	2,585
Real estate	177	65	120
Other investments	1,175	1,693	1,389

	75,371	62,954	80,469

Cost of investments acquired:
Bonds	70,890	56,372	77,345
Common and preferred stocks	5,594	5,777	3,896
Mortgage loans	4,422	4,659	3,464
Real estate	151	107	261
Other investments	2,401	2,099	2,661

	83,458	69,014	87,627

Disbursement of policy loans, net of repayments	802	730	515

Net cash applied to investing activities	(8,889)	(6,790)	(7,673)

Cash flows from financing and miscellaneous sources:
Net inflows on deposit-type contracts	198	69	52
Other cash applied	(40)	(87)	(174)

Net cash provided by (applied to) financing and other activities:	158	(18)	(122)

Net increase (decrease) in cash and temporary investments	(338)	761	(825)
Cash and temporary investments, beginning of year	2,885	2,124	2,949

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Consolidated Statement of Cash Flows

(in millions)

Cash and temporary investments, end of year	$2,547	$2,885	$2,124

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

1.	Basis of Presentation and Changes in Accounting Principles

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are generally based on the “Accounting Practices and Procedures Manual” of the National Association of Insurance Commissioners (“NAIC”). See Notes 2 and 11 for descriptions of the permitted practices used by the Company. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3 and 14 regarding the reported statement value and estimated fair value of the Company’s investments in bonds, common and preferred stocks, mortgage loans and real estate.

Policy Loans

Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

Other Investments

Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are reported in the financial statements using the equity method of accounting.

Other investments also include $113 million and $102 million of investments in oil and natural gas production at December 31, 2007 and 2006, respectively. These oil and gas investments are accounted for using the full cost method, under which all exploration and development costs,

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This method is permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). The “Accounting Practices and Procedures Manual” of the NAIC does not provide accounting guidance for oil and gas investments.

Other investments also include low income housing tax credit investments, leveraged leases and derivative financial instruments. See Note 3 for a description of the Company’s investments in leveraged leases and Note 4 regarding the Company’s use of derivatives and their presentation in the financial statements.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices. See Note 7 for more information about the Company’s separate accounts.

Reserves for Policy Benefits

Reserves for policy benefits represent the net present value of future policy benefits less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 for more information about the Company’s reserve liabilities.

Policyowner Dividends

Nearly all life, disability and long-term care insurance policies and certain annuity contracts issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in AVR are reported as direct adjustments to surplus in the consolidated statement of changes in surplus.

Premium Revenue

Life insurance premiums are recognized as revenue at the beginning of each respective policy year. Disability and long-term care insurance premiums are recognized as revenue when due to the Company. Annuity premiums are recognized as revenue when received. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information about the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments and interest costs associated with securities lending.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information about the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information about the Company’s use of reinsurance.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Electronic Data Processing Equipment and Software

The cost of electronic data processing (“EDP”) equipment and operating system software used in the Company’s business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $36 million and $27 million at December 31, 2007 and 2006, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $120 million and $104 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $78 million, $77 million and $71 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2007, 2006 and 2005.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) the duration and extent to which fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 regarding realized capital gains and losses.

Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and other equity investments and changes in valuation adjustments made for bonds in or near default. Changes in the Company’s equity method share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 3 regarding changes in unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

depreciation) and certain investments are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

Investments in bonds rated “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) by the Securities Valuation Office (“SVO”) of the NAIC are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, using the retrospective adjustment method to recognize related changes in the estimated yield-to-maturity of such securities.

Bonds rated “6” (lowest quality) by the SVO are reported at the lower of amortized cost or fair value. If necessary, valuation adjustments are made for bonds with SVO ratings of “6” and for bonds with a decline in fair value that management considers to be other-than-temporary. At December 31, 2007 and 2006, the reported statement value of bonds was reduced by $123 million and $102 million, respectively, of valuation adjustments.

Disclosure of estimated fair value for bonds is primarily based upon values published by the SVO. In the absence of SVO-published values, estimated fair value is based upon quoted market prices of identical or similar assets, if available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

Statement value and estimated fair value of bonds at December 31, 2007 and 2006 were as follows:

December 31, 2007	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in millions)
U.S. Governments	$6,081	$653	$(3)	$6,731
States, territories and possessions	244	39	(3)	280
Special revenue and assessments	13,408	146	(115)	13,439
All foreign governments	342	28	(2)	368
Public utilities	6,407	177	(94)	6,490
Banks, trust and insurance companies	11,146	260	(263)	11,143
Industrial and miscellaneous	39,214	834	(849)	39,199

Total	$76,842	$2,137	$(1,329)	$77,650

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

December 31, 2006	Reconciliation to Estimated Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in millions)
U.S. Governments	$8,075	$309	$(22)	$8,362
States, territories and possessions	247	35	(3)	279
Special revenue and assessments	13,577	55	(206)	13,426
All foreign governments	829	121	(2)	948
Public utilities	5,329	170	(77)	5,422
Banks, trust and insurance companies	9,943	318	(129)	10,132
Industrial and miscellaneous	32,564	752	(436)	32,880

Total	$70,564	$1,760	$(875)	$71,449

Statement value and estimated fair value of bonds by contractual maturity at December 31, 2007 are presented below. Estimated maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Statement Value	Estimated Fair Value

	(in millions)
Due in one year or less	$1,714	$1,816
Due after one year through five years	11,238	11,428
Due after five years through ten years	23,141	23,017
Due after ten years	16,694	17,491

	52,787	53,752
Mortgage-backed and structured securities	24,055	23,898

Total	$76,842	$77,650

Common and Preferred Stocks

Common stocks are generally reported in the financial statements at fair value, which is primarily based upon values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See Note 11 regarding the reported statement value of the Company’s investment in Frank Russell Company.

Preferred stocks rated “1” (highest quality), “2” (high quality) or “3” (medium quality) by the SVO are reported in the financial statements at amortized cost. Preferred stocks rated “4” (low quality), “5” (lower quality) or “6” (lowest quality) by the SVO are reported in the financial statements at the lower of amortized cost or fair value. Estimated fair value is primarily based upon values

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

published by the SVO. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For preferred stocks without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

If necessary, valuation adjustments are made for preferred stocks with SVO quality ratings of “4”, “5” or “6” and for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2007 and 2006, the reported statement value of common and preferred stocks was reduced by $160 million and $117 million, respectively, of valuation adjustments.

Mortgage Loans

Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into net investment income using the interest method.

Mortgage loans are considered impaired when management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized capital loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized capital losses. At December 31, 2007 and 2006, the reported statement value of mortgage loans was reduced by $5 million and $0, respectively, of valuation adjustments.

The maximum and minimum interest rates for mortgage loans originated during 2007 were 8.3% and 5.3%, respectively, while these rates during 2006 were 7.3% and 5.2%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during each of 2007 and 2006 was 63%, with a maximum of 100% for any single loan during each of 2007 and 2006.

Real Estate

Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of estimated future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized capital loss. At each of December 31, 2007 and 2006, the reported statement value of real estate was reduced by $21 million of valuation adjustments.

At December 31, 2007 and 2006, the reported statement value of real estate included $213 million and $186 million, respectively, of real estate properties occupied by the Company.

Leveraged Leases

Leveraged leases primarily represent investments in commercial aircraft or real estate properties

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments plus the estimated residual value of the leased asset and reported as other investments in the consolidated statement of financial position. At December 31, 2007 and 2006, the reported statement value of leveraged leases was $335 million and $339 million, respectively. When the Company determines that receipt of all scheduled lease payments is unlikely or that the estimated residual value of the asset has declined, a valuation adjustment is made to reduce the reported statement value of the lease. Valuation adjustments are reported as a realized capital loss. At each of December 31, 2007 and 2006, the reported statement value of leveraged leases was reduced by $14 million of valuation adjustments.

Investment Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31, 2007			For the year ended December 31, 2006			For the year ended December 31, 2005
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)

				(in millions)
Bonds	$465	$(327)	$138	$243	$(497)	$(254)	$454	$(536)	$(82)
Common and preferred stocks	1,415	(246)	1,169	1,193	(241)	952	909	(196)	713
Mortgage loans	—	(10)	(10)	1	—	1	3	(1)	2
Real estate	65	—	65	18	—	18	64	(1)	63
Other investments	306	(568)	(262)	207	(357)	(150)	140	(177)	(37)

	$2,251	$(1,151)	1,100	$1,662	$(1,095)	567	$1,570	$(911)	659

Less: IMR gains (losses)			144			(261)			(61)
Less: Capital gains taxes			337			418			410

Net realized capital gains			$619			$410			$310

Proceeds from the sale of bond investments totaled $56 billion, $44 billion and $62 billion for the years ended December 31, 2007, 2006 and 2005, respectively.

Realized capital losses (before IMR deferrals and capital gains taxes) included $156 million, $74 million and $276 million of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2007, 2006 and 2005, respectively.

The amortized cost and estimated fair value of bonds and common and preferred stocks for which fair value had temporarily declined and remained below cost as of December 31, 2007 and 2006, were as follows:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

	December 31, 2007
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$13,098	$12,466	$(632)	$17,873	$17,200	$(673)
Common and preferred stocks	1,895	1,609	(286)	160	127	(33)

Total	$14,993	$14,075	$(918)	$18,033	$17,327	$(706)

	December 31, 2006
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$11,200	$11,051	$(149)	$22,631	$21,908	$(723)
Common and preferred stocks	920	835	(85)	122	82	(40)

Total	$12,120	$11,886	$(234)	$22,753	$21,990	$(763)

Changes in net unrealized capital gains and losses for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Bonds	$98	$58	$(43)
Common and preferred stocks	(367)	466	304
Other investments	178	264	198

	(91)	788	459
Change in deferred taxes	79	(207)	(116)

Change in net unrealized capital gains (losses)	$(12)	$581	$343

Changes in net unrealized capital gains (losses) included losses of $53 million, $6 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively, of valuation adjustments for declines in fair value of investments held by unconsolidated non-insurance subsidiaries that were considered to be other-than-temporary.

Sub-prime and other Below-prime Mortgage Risk

Sub-prime mortgages are residential loans to borrowers with weak credit profiles. Alt-A mortgages are residential loans to borrowers who have credit profiles above sub-prime but do not conform to traditional (“prime”) mortgage underwriting guidelines. The Company has invested in certain debt and structured securities that include exposure to mortgage loans to below-prime

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

borrowers. These investments are reported as bonds in the consolidated statement of financial position and valued at amortized cost, less any valuation adjustments. At December 31, 2007, the reported statement value of sub-prime and Alt-A investments was $22 million and $565 million, respectively. At December 31, 2007, the estimated fair value of sub-prime and Alt-A investments was $21 million and $551 million, respectively.

Securities Lending

The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate reported statement value of loaned securities was $3.0 billion and $3.2 billion at December 31, 2007 and 2006, respectively. The Company’s policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2007 and 2006, unrestricted cash collateral held by the Company of $3.0 billion and $3.2 billion, respectively, is included in cash and invested assets, and the offsetting collateral liability of $3.0 billion and $3.2 billion, respectively, is included in other liabilities in the consolidated statement of financial position. At December 31, 2007 and 2006, additional non-cash collateral of $643 million and $876 million, respectively, was held on the Company’s behalf by a trustee and is not included in the consolidated statement of financial position.

4.	Derivative Financial Instruments

In the normal course of business, the Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivatives used in hedging transactions are designated as either “cash flow” hedges, which mitigate the risk of variability in future cash flows associated with the asset or liability being hedged, or “fair value” hedges, which mitigate the risk of changes in fair value of the asset or liability being hedged. Derivatives designated as hedges that meet the specific correlation requirements for statutory hedge accounting are reported in the financial statements on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives used as hedges, but that do not meet the specific correlation requirements for statutory hedge accounting, are reported in the financial statements at fair value.

In addition to hedging, the Company uses derivatives for the purpose of investment “replication.” A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported in the financial statements on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company has not taken positions in derivatives for income generation purposes.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, performing ongoing surveillance of counterparties’ credit standing, adhering to established limits for credit exposure to any single counterparty and through use of collateral support agreements that require the daily exchange of collateral assets if credit exposure exceeds certain limits.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

The Company held the following derivative positions at December 31, 2007 and 2006:

	December 31, 2007			December 31, 2006
Derivative Instrument	Notional Amount	Statement Value	Fair Value	Notional Amount	Statement Value	Fair Value

	(in millions)
Cash Flow Hedges:
Interest rate floors	$1,250	$19	$38	$1,250	$20	$22
Swaptions	1,458	45	39	1,031	36	21
Foreign currency swaps	787	—	(76)	666	—	(28)
Construction loan forwards	—	—	—	1	—	—
Foreign currency covers	19	—	19	2	—	2
Interest rate swaps	102	—	12	102	—	8
Interest rate basis swaps	40	—	—	120	—	—
Commodity swaps	4	(1)	(1)	10	—	—

Fair Value Hedges:
Credit default swaps	420	2	2	199	(2)	(2)
Foreign currency forwards	2,474	5	5	2,269	(18)	(18)
Short fixed income futures	2,356	—	—	869	—	—
Short equity index futures	—	—	—	180	—	—
Purchased put options	—	—	—	—	—	—
Equity collars	11	—	—	—	—	—
Total return swaps	283	(6)	(6)	—	—	—

Replications:
Fixed income	489	—	17	104	—	1
Long equity index futures	204	—	—	27	—	—
Long fixed income futures	1,783	—	—	2,227	—	—

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties.

The statement value of derivatives is reported as other investments in the consolidated statement of financial position.

Fair value is estimated as the amount that the Company would expect to receive or pay in an arms-length termination of the derivative contract as of the reporting date. For derivatives reported at fair value, changes in fair value on open derivative positions are reported as unrealized capital gains or losses. Upon maturity or termination of derivatives reported at fair value, realized capital gains and losses are reported.

Following are descriptions of the types of derivative instruments used by the Company:

Cash Flow Hedges:

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. The Company’s use of interest rate floors qualifies for hedge accounting.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on predefined terms. The Company’s use of swaptions qualifies for hedge accounting.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies. Foreign currency swaps obligate the Company and a counterparty to exchange the currencies of two different countries at a specified exchange rate. The Company’s use of foreign currency swaps qualifies for hedge accounting.

Construction loan forwards are used to mitigate the market risk for anticipated investments in GNMA loan certificates. Construction loan forwards entitle the Company to purchase GNMA loan certificates from a counterparty at a predetermined price for up to ten years in the future. The Company’s use of construction loan forwards qualifies for hedge accounting.

Foreign currency covers are used to mitigate foreign exchange risk pending execution of trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. The Company’s use of foreign currency covers qualifies for hedge accounting.

Interest rate swaps are used primarily to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds. Interest rate swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable interest rate index and a specified fixed rate of interest, applied to the notional amount of the contract. In some cases the Company’s use of interest rate swaps qualifies for hedge accounting, while in other cases it does not. No unrealized gains or losses were recognized during 2007, and unrealized losses of $3 million were recognized during 2006 on contracts that did not qualify for hedge accounting.

Interest rate basis swaps are used to mitigate the basis risk for investments in variable interest rate preferred stocks. Interest rate basis swaps obligate the Company and a counterparty to exchange amounts representing the difference between the rates of return on two different reference indices, applied to the notional amount of the contract. The Company’s use of interest rate basis swaps does not qualify for hedge accounting. No unrealized gains or losses were recognized during 2007 or 2006 on these contracts.

Commodity swaps are used to mitigate market risk for the anticipated sale of future oil or natural gas production. Commodity swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable energy commodity price and a specified fixed energy commodity price, applied to the notional amount of the contract. The Company’s use of commodity swaps does not qualify for hedge accounting. Unrealized losses of $1 million and $300 thousand were recognized during 2007 and 2006, respectively, on these contracts.

Fair Value Hedges:

Credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

obligations under the terms of the bond. In some cases the Company’s use of credit default swaps qualifies for hedge accounting, while in other cases it does not. Unrealized gains of $3 million and $1 million were recognized during 2007 and 2006, respectively, on contracts that did not qualify for hedge accounting.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to deliver to or receive from a counterparty a specified amount of a foreign currency at a future date. The Company’s use of foreign currency forwards does not qualify for hedge accounting. Unrealized gains of $23 million and unrealized losses of $31 million were recognized during 2007 and 2006, respectively, on these contracts.

Short fixed income futures are used to mitigate interest rate risk for investment in portfolios of fixed income securities. Short fixed income futures obligate the Company to sell to a counterparty a specified bond at a specified price at a future date. The Company’s use of short fixed income futures contracts does not qualify for hedge accounting. Unrealized losses of $17 million and unrealized gains of $28 million were recognized during 2007 and 2006, respectively, on these contracts.

Short equity index futures are used to mitigate market risk for investments in common stock. Short equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date, applied to the notional amount of the contract. The Company’s use of short equity index futures does not qualify for hedge accounting. Unrealized gains of $2 million and unrealized losses of $1 million were recognized during 2007 and 2006, respectively, on these contracts.

Purchased put options are used to mitigate credit and market risk for investments in debt and equity securities issued by specific entities. Purchased put options provide the Company an option to put a specific security to a counterparty at a specified price at a future date. The Company’s use of purchased put options does not qualify for hedge accounting. No unrealized gains or losses were recognized during 2007 or 2006 on these contracts.

Equity collars are used to mitigate market risk for investments in specific common stocks or other equity securities. Equity collars consist of both a purchased put option and a written call option on the specific equity security owned by the Company. The Company’s use of equity collars does not qualify for hedge accounting. Unrealized losses of $1 million were recognized during 2007, and no unrealized gains or losses were recognized during 2006 on these contracts.

Total return swaps are used to mitigate market risk for investment in portfolios of common stocks and other equity securities. Total return swaps obligate the Company and a counterparty to exchange amounts representing the difference between a variable equity index return and a specified fixed rate of return, applied to the notional amount of the contract. The Company’s use of total return swaps does not qualify for hedge accounting. Unrealized losses of $6 million were recognized during 2007, and no unrealized gains or losses were recognized during 2006 on these contracts.

Replications:

Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps, credit default indices and cash market instruments. Fixed income

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $3 million and $1 million during 2007 and 2006, respectively. Realized losses of $1 million and realized gains of $2 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

Long equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Long equity index futures replications are reported in the financial statements at fair value, with changes in fair value reported as unrealized gain or loss until the contracts are terminated. The average fair value of open contracts was $225 million and $41 million during 2007 and 2006, respectively. Realized gains of $4 million and $6 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

Long fixed income futures replications are used in conjunction with cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Long fixed income futures replications are reported in the financial statements at fair value, with changes in fair value reported as unrealized gain or loss until the contracts are terminated. The average fair value of open contracts was $1,402 million and $1,266 million during 2007 and 2006, respectively. Realized gains of $56 million and $24 million were recognized during 2007 and 2006, respectively, upon termination of these contracts.

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2007 and 2006 are summarized below:

	December 31,
	2007	2006
	(in millions)
Life insurance reserves	$98,166	$90,489
Annuity reserves and deposit liabilities	5,616	5,358
Disability and long-term care
unpaid claims and claim reserves	3,612	3,555
Disability and long-term care
active life reserves	2,179	2,079

Total reserves for policy benefits	$109,573	$101,481

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.5% to 5.5%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.0% to 4.5%. As of December 31, 2007, the Company had $1.1 trillion of total life insurance in-force, including $12 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method with valuation interest rates ranging from 3.5% to 6.25%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.5% to 7.5%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

At December 31, 2007 and 2006, the withdrawal characteristics of the Company’s general account annuity reserves and deposit liabilities were as follows:

	December 31,
	2007	2006
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$638	$600
- at book value less surrender charge of 5% or more	125	104
- at book value without adjustment	3,247	3,166
Not subject to discretionary withdrawal	1,606	1,488

Total	$5,616	$5,358

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”), modified for Company experience, with valuation interest rates ranging from 3.0% to 5.5%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with valuation interest rates ranging from 4.0% to 4.5%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $3.6 billion at each of December 31, 2007 and 2006. The table below provides a summary of the changes in these reserves for the years ended December 31, 2007 and 2006.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

	For the year ended December 31,
	2007	2006
	(in millions)
Balance at January 1	$3,555	$3,373
Incurred related to:
Current year	462	482
Prior year	31	119

Total incurred	493	601
Paid related to:
Current year	(17)	(19)
Prior year	(419)	(400)

Total paid	(436)	(419)

Balance at December 31	$3,612	$3,555

Changes in reserves for incurred claims related to prior years are generally the result of updated analysis of loss development trends.

Active life reserves for disability policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.0% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.0% to 4.0%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March, 2002, reserves are based on a 4.0% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued March, 2002 and later, minimum reserves are based on valuation interest rates of 4.0% or 4.5% and total terminations based on either the 1983 Group Annuity Mortality table or the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 5.2% to 6.0% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves and the greater of the two is held.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest, and are reported as an asset in the consolidated statement of financial position.

Deferred and uncollected premiums at December 31, 2007 and 2006 were as follows:

	December 31, 2007		December 31, 2006
	Gross	Net	Gross	Net
	(in millions)
Ordinary new business	$169	$80	$175	$86

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Ordinary renewal	1,782	1,471	1,759	1,447

Total deferred and uncollected premiums	$1,951	$1,551	$1,934	$1,533

7.	Separate Accounts

Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2007 and 2006:

	December 31,
	2007	2006
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$16,526	$15,083
Not subject to discretionary withdrawal	2,977	2,755
Non-policy liabilities	201	209

Total separate account liabilities	$19,704	$18,047

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. General account reserves for policy benefits included $6 million attributable to GMDB at each of December 31, 2007 and 2006.

Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2007 and 2006 were $1.7 billion and $1.6 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported as transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2007, 2006 and 2005:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,866	$1,719	$1,721
Transfers from separate accounts	(1,382)	(1,227)	(1,043)

	484	492	678
Reconciling adjustments:
Mortality, breakage and taxes	—	—	(14)

Net transfers to separate accounts	$484	$492	$664

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

8.	Employee and Representative Benefit Plans

The Company sponsors noncontributory defined benefit retirement plans (“plans”) for all eligible employees and financial representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company’s funding policy for the tax qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $41 million and $38 million to the qualified employee retirement plan during the years ended December 31, 2007 and 2006, respectively, and expects to contribute $35 million in 2008.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, financial representatives and eligible dependents. Substantially all employees and financial representatives will become eligible for these benefits if they reach retirement age while working for the Company. The Company contributed $0 and $23 million to the postretirement benefit plans during the years ended December 31, 2007 and 2006, respectively. No contributions are expected during 2008.

Aggregate assets and projected benefit obligations of the defined benefit plans and postretirement benefit plans at December 31, 2007 and 2006, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
Fair value of plan assets at January 1	$2,533	$2,264	$85	$57
Changes in plan assets:
Actual return on plan assets	216	275	7	8
Company contributions	41	38	—	23
Actual plan benefits paid	(49)	(44)	(3)	(3)

Fair value of plan assets at December 31	$2,741	$2,533	$89	$85

Projected benefit obligation at January 1	$2,310	$2,233	$211	$208
Changes in benefit obligation:
Service cost of benefits earned	86	79	27	23
Interest cost on projected obligations	136	127	12	11
Projected gross plan benefits paid	(57)	(50)	(13)	(12)
Projected Medicare Part D reimbursement	—	—	2	2
Experience losses (gains)	(20)	(79)	5	(21)

Projected benefit obligation at December 31	$2,455	$2,310	$244	$211

Plan assets are invested primarily in common stocks and a diversified mix of corporate, government and mortgage-backed debt securities through a separate account of the Company. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to publicly traded equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

The fair value of plan assets by asset class at December 31, 2007 and 2006 was as follows:

	Defined Benefit Plans				Postretirement Benefit Plans
	2007	% of Total	2006	% of Total	2007	% of Total	2006	% of Total
	(in millions)
Bonds	$1,142	42%	$1,130	45%	$37	42%	$38	45%
Preferred stock	9	0%	9	0%	—	0%	—	0%
Public common stock	1,477	54%	1,334	53%	48	54%	45	53%
Private equities and other	113	4%	60	2%	4	4%	2	2%

Total assets	$2,741	100%	$2,533	100%	$89	100%	$85	100%

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is prescribed for measurement of pension obligations. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company was $2.0 billion and $1.9 billion at December 31, 2007 and 2006, respectively.

The PBO and ABO amounts above represent the estimated obligations for benefits to vested participants only, as required by the statutory basis of accounting. The additional obligations estimated for participants that have not yet vested in the defined pension plans and the postretirement plans at December 31, 2007 and 2006 are as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
PBO	$56	$63	$224	$232
ABO	33	37	—	—

The following table summarizes the assumptions used in estimating the projected benefit obligations and the net benefit cost at December 31, 2007, 2006 and 2005 and for the years then ended:

	Defined Benefit Plans			Postretirement Benefit Plans
	2007	2006	2005	2007	2006	2005
Projected benefit obligation:
Discount rate	6.00%	6.00%	5.75%	6.00%	6.00%	5.75%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%

Net periodic benefit cost:

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Discount rate	6.00%	5.75%	6.00%	6.00%	5.75%	6.00%
Annual increase in compensation	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term rate of return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

The long-term rate of return on plan assets is estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2007. Returns are estimated by asset class based on the current risk free interest rate plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

The PBO for postretirement benefits at December 31, 2007 assumed an annual increase in future retiree medical costs of 7.5%, grading down to 5% over five years and remaining level thereafter. At December 31, 2006 the comparable assumption was for an annual increase in future retiree medical costs of 8% grading down to 5% over six years and remaining level thereafter. A further increase in the assumed health care cost trend of 1% in each year would increase the accumulated postretirement benefit obligation at December 31, 2007 by $23 million and net periodic postretirement benefit expense for the year ended December 31, 2007 by $5 million. A decrease in the assumed health care cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2007 and net periodic postretirement benefit expense for the year ended December 31, 2007 by the same amounts.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2007 and 2006:

	Defined Benefit Plans		Postretirement Benefit Plans
	2007	2006	2007	2006
	(in millions)
Fair value of plan assets	$2,741	$2,533	$89	$85
Projected benefit obligation	2,455	2,310	244	211

Funded status	286	223	(155)	(126)
Unrecognized net experience losses	298	332	25	20
Unrecognized initial net asset	(544)	(544)	—	—
Additional minimum liability	(13)	(14)	—	—
Nonadmitted asset	(433)	(378)	—	—

Net pension liability	$(406)	$(381)	$(130)	$(106)

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in estimated benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans.

Unrecognized initial asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans as of January 1, 2001. The Company has elected not

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

to record a direct credit to surplus for this excess, electing instead to amortize this unrecognized initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or accrued pension liabilities. This additional liability was $13 million, $14 million and $10 million at December 31, 2007, 2006 and 2005, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statement of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

The components of net periodic benefit cost for the years ended December 31, 2007, 2006 and 2005 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2007	2006	2005	2007	2006	2005
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$85	$79	$72	$27	$23	$20
Interest cost on projected obligations	136	127	118	12	11	11
Amortization of experience gains and losses	4	20	15	1	1	1
Amortization of initial net asset	—	(13)	(20)	—	—	—
Expected return on plan assets	(202)	(180)	(166)	(7)	(5)	(4)

Net periodic benefit cost	$23	$33	$19	$33	$30	$28

The expected benefit payments by the defined benefit plans and the postretirement plans for the years 2008 through 2017 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2008	$69	$14
2009	77	16
2010	86	18
2011	96	21
2012	107	22
2013-2017	758	152

	$1,193	$243

The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for financial representatives. For the years ended December 31, 2007, 2006 and 2005 the Company expensed total contributions to these plans of $28 million, $27 million and $25 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage. The Company also participates in a life insurance catastrophic risk sharing pool.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002, but has maintained the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2007 and 2006 were reported net of ceded reserves of $1.5 billion and $1.4 billion, respectively.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2007, 2006 and 2005 were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Direct premium revenue	$14,007	$12,890	$12,078
Premiums ceded	(765)	(741)	(715)

Net premium revenue	$13,242	$12,149	$11,363

Direct benefit expense	$14,518	$13,263	$12,161
Benefits ceded	(586)	(488)	(475)

Net benefit expense	$13,932	$12,775	$11,686

In addition, the Company received $182 million, $180 million and $182 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2007, 2006 and 2005, respectively. These amounts are reported as other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. There were no reinsurance recoverables at December 31, 2007 and 2006 that were considered by management to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
Northwestern International Holdings, Inc.	Bradford, Inc.
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NML – CBO, LLC
Northwestern Investment Management Company, LLC	JYD Assets, LLC
Northwestern Mutual Wealth Management Company

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined under written tax-sharing agreements.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

The major components of current income tax expense in the consolidated statement of operations were as follows:

	For the year ended December 31,
	2007	2006	2005
	(in millions)
Tax payable on ordinary income	$131	$103	$113
Tax credits	(110)	(86)	(56)

Total current tax expense	$21	$17	$57

The Company’s taxable income can vary significantly from gain from operations before taxes reported in the consolidated statement of operations due to temporary and permanent differences in revenue recognition and expense deduction between tax and financial statement bases of reporting. The Company’s financial statement effective tax rates were 16%, 1% and 16% for the years ended December 31, 2007, 2006 and 2005, respectively.

The effective tax rate is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds under intercompany tax sharing agreements and adjustments to estimated current tax liabilities upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $252 million, $412 million and $318 million for the years ended December 31, 2007, 2006 and 2005, respectively. Income taxes paid in 2007 and prior years of $1.6 billion are available at December 31, 2007 for refund claims in the event of future tax losses.

Federal income tax returns for 2003 and prior years are closed as to further assessment of tax. The liability for income taxes payable in the consolidated statement of financial position represents taxes payable at the respective reporting date plus an estimate of additional taxes that may become due with respect to tax years that remained open to examination by the IRS at the respective reporting date (“contingent tax liabilities”).

Changes in the amount of contingent tax liabilities for the year ended December 31, 2007 were as follows:

(in millions)
Balance at January 1, 2007	$583
Additions based on tax positions related to the current year	81
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	—

Balance at December 31, 2007	$664

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Included in the balance at December 31, 2007 are $591 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the potential disallowance of the shorter deductibility period would not affect the effective tax rate in future periods.

The Company recognizes interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2007, 2006 and 2005, the Company recognized $34 million, $(7) million and $16 million, respectively, in interest. The Company had approximately $73 million and $39 million accrued for the payment of interest at December 31, 2007 and 2006, respectively.

The Company accounts for deferred tax assets and liabilities, which represent the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2007 and 2006 were as follows:

	December 31,
	2007	2006	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$885	$832	$53
Investments	40	160	(120)
Policy benefit liabilities	1,893	1,816	77
Benefit plan obligations	434	385	49
Guaranty fund assessments	11	7	4
Nonadmitted assets	65	61	4
Other	157	130	27

Gross deferred tax assets	3,485	3,391	94

Deferred tax liabilities:
Premiums and other receivables	572	569	3
Investments	1,450	1,622	(172)
Other	2	2	—

Gross deferred tax liabilities	2,024	2,193	(169)

Net deferred tax assets	$1,461	$1,198	$263

The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2007 and 2006, the Company’s gross deferred tax assets were less than this limit by $445 million and $705 million, respectively.

Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

11.	Frank Russell Company

The Company acquired Frank Russell Company (“Russell”) effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in 44 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon its financial performance during the five year period ended December 31, 2003.

The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the financial statements of Russell. Further, the statutory purchase method required that the Company’s cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company’s surplus at the time of the acquisition.

The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment (“permitted practice”), whereby all Russell goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, was charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC “Accounting Practices and Procedures Manual,” which requires that any goodwill not in excess of 10% of the Company’s surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

At each of December 31, 2007 and 2006, the Company had made cumulative direct reductions of surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the Company’s equity method investment basis in Russell by $464 million and $473 million at December 31, 2007 and 2006, respectively, which is reported as a reduction of the Company’s total investment in common stocks in the consolidated statement of financial position.

If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the consolidated statement of financial position would have been greater by $130 million, $194 million and $257 million at December 31, 2007, 2006 and 2005, respectively, and net income as reported in the consolidated statement of operations would have been lower by $63 million for each of the years then ended.

During 2007, the Company received dividends from Russell in the amount of $56 million. These dividends are reported as net investment income in the consolidated statement of operations.

The Company has invested in notes issued by Russell, which bear interest at rates from 6.1% to 7.0% and mature in 2014. At December 31, 2007 and 2006, these notes were valued at amortized cost and reported as bonds in the consolidated statement of financial position with a reported statement value of $180 million and $212 million, respectively.

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

12.	Contingencies and Guarantees

The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $150 million of bank borrowings owed by Russell. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position.

In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its financial representatives. The maximum exposure under these guarantees totaled approximately $351 million at December 31, 2007. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $3.4 billion at December 31, 2007 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonable to estimate, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2007 and 2006.

Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses having a material effect on the Company’s financial position at December 31, 2007.

13.	Related Party Transactions

During each of 2007 and 2006, the Company transferred certain investments from its general account to wholly-owned subsidiaries as a capital contribution. The aggregate statement value of investments transferred during 2007 was $45 million, which was approximately equal to fair value. The aggregate statement value and fair value of investments transferred during 2006 were $308 million and $406 million, respectively. These capital contributions were made at statement value, and no capital gain or loss was reported by the Company or its subsidiaries as a result of these transfers.

During 2007, the Company invested $300 million of seed money in 15 new variable annuity mutual funds managed by an unconsolidated subsidiary. At December 31, 2007, these investments had a fair value of $321 million and are reported as common stock in the consolidated statement of financial position.

During March 2006, the Company completed a reorganization transaction whereby the Mason Street Funds, a family of mutual funds sponsored and managed by a subsidiary of the Company, were combined with new or existing mutual funds sponsored by two unaffiliated third parties (“successor funds”). Prior to the reorganization transaction, the Company and its subsidiaries redeemed $289 million and $21 million, respectively, of mutual fund investments from the Mason

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

Street Funds at fair value, with realized and unrealized capital gains of $68 million reported by the Company during 2006 from these redemptions. Under the terms of the reorganization transaction, the remaining Mason Street Fund shares owned by the Company and its subsidiaries, with an aggregate fair value of $970 million, were exchanged for mutual fund shares in the successor funds of equal fair value. In connection with the reorganization, the Company and its subsidiaries agreed not to redeem their investment in the successor funds for a period of up to three years after the reorganization transaction. The Company held shares in the successor funds with aggregate fair values of $830 million and $763 million at December 31, 2007 and 2006, respectively, which are reported in common stocks in the consolidated statement of financial position. At December 31, 2007 and 2006, the Company’s unconsolidated subsidiaries held additional shares in the successor funds with fair values of $288 million and $254 million, respectively.

During 2005, the Company and its subsidiaries redeemed $14 million and $79 million, respectively, of mutual fund investments from the Mason Street Funds at fair value. Realized and unrealized capital losses of $6 million were reported by the Company during 2005 from these redemptions.

14.	Fair Value of Financial Instruments

The estimated fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2007 and 2006 were as follows:

	December 31, 2007		December 31, 2006
	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Assets:
Bonds	$76,842	$77,650	$70,564	$71,449
Common and preferred stocks	9,525	13,626	9,228	12,441
Mortgage loans	20,833	21,160	19,363	19,735
Real estate	1,499	2,653	1,489	2,573
Policy loans	11,797	13,305	10,995	12,130
Other investments	8,749	10,838	7,930	10,092
Cash and temporary investments	2,547	2,547	2,885	2,885
Liabilities:
Investment-type insurance reserves	$4,336	$4,121	$4,161	$3,960

The estimated fair value of bonds is generally based on values published by the SVO or quoted market prices of identical or similar securities when no SVO value is available. For bonds without SVO-published values or quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The estimated fair value of common and preferred stocks and other equity securities is generally based on values published by the SVO and quoted market prices. When SVO-published values or quoted market prices are not used, fair value is estimated using independent pricing services or internally developed pricing models. See Note 11 regarding the statement value of the Company’s investment in Russell. The estimated fair value of mortgage loans is based on discounted future cash flows using market interest rates for debt with comparable credit risk and maturities. The estimated fair value of real estate is based on

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Statutory Financial Statements

December 31, 2007, 2006 and 2005

discounted future cash flows using market interest rates. The estimated fair value of policy loans is based on discounted future cash flows using market interest rates, including assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, for which fair value is estimated based on discounted future cash flows using market interest rates, other joint ventures and partnerships, for which statement value approximates fair value and investments in low income housing tax credits, for which fair value is estimated based on discounted future tax benefits using market interest rates. Other investments also include derivative financial instruments, for which fair value is estimated as the amount that the Company would expect to receive or pay in an arms-length termination of the derivative contract as of the reporting date.

The estimated fair value of investment-type insurance reserves is based on discounted future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory consolidated statements of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”) as of December 31, 2007 and 2006, and the related consolidated statutory statements of operations, of changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

/s/ PRICEWATERHOUSECOOPERS LLP

January 22, 2008

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997

(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000

(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003

(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Form of Participation Agreement	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(h)	Power of Attorney	Exhibit (b)(8)(h) to Form N-4 Post-Effective Amendment No. 74 for NML Variable Annuity Account B, File No. 2-29240, filed on February 15, 2008

(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008

(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 22, 2008	Filed herewith.

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 22, 2008	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2008

Name	Business Address
Robert C. Buchanan	Fox Valley Corporation 100 West Lawrence Street (54911) P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Reinhart Boener Van Deuren, SC 1000 North Water Street Suite 2100 Milwaukee, WI 53202

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Dale E. Jones	Leadership Development Revolution LLC 1717 Rhode Island Avenue, NW 7th Floor Washington, DC 20036

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

David J. Lubar	Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishop's Court Suite 245 Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling 599 Lexington Avenue, Room 1064 New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2008

Name	Title
Edward J. Zore	President and Chief Executive Officer
Rebekah B. Barsch	Vice President (Wealth Management)
William H. Beckley	Executive Vice President (Agencies)
Robert J. Berdan	General Counsel and Secretary
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Michael G. Carter	Vice President (Field Compensation and Planning)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Senior Vice President (Real Estate)
Gloster B. Current	Vice President (Corporate Affairs) and Assistant to the President
Mark G. Doll	Senior Vice President (Public Markets)

Christina H. Fiasca	Senior Vice President (Agency Services)
John M. Grogan	Vice President (Disability Income)
Thomas G. Guay	Vice President (New Business)
Gary M. Hewitt	Vice President & Treasurer (Treasury & Investment Operations)
J. Chris Kelly	Vice President and Controller
William C. Koenig	Senior Vice President and Chief Actuary
John L. Kordsmeier	Vice President (Enterprise Solutions)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Senior Vice President (Enterprise Operations)
Raymond J. Manista	Vice President (Corporate Planning)
Meridee J. Maynard	Senior Vice President (Life Product)
Gregory C. Oberland	Executive Vice President (Insurance and Technology)
Kathleen A. Oman	Vice President (Policyowner Services)
Gary A. Poliner	Chief Financial Officer and Chief Investment Officer
Marcia Rimai	Executive Vice President (Business Integration Services)
Timothy G. Schaefer	Vice President (Information Systems)
John E. Schlifske	Executive Vice President (Investment Products and Services and Affiliates)
Calvin R. Schmidt	Vice President (Investment Product Operations)
Todd M. Schoon	Senior Vice President (Agencies)
David W. Simbro	Vice President (Long Term Care)
Donald G. Tyler	Vice President (IPS Products and Sales)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2007

Name	Title
Donald C. Kiefer	VP Actuary
James Lodermeier	Senior Actuary
Robert G. Meilander	VP Corporate Actuary
Ted A. Matchulat	Director Product Compliance
Jon K. Magalska	Actuary
Arthur V. Panighetti	VP Actuary
Andrew P. Ware	VP Actuary

Mark S. Bishop	Regional VP
Glen W. De Zeeuw	VP Agency Dev
Somayajulu Durvasula	VP Agency Dev
Michael S. Ertz	VP- Recruiting & Administration
Mark J. Gmach	Regional VP
Daniel J. O’Meara	Regional VP Field Supv
Charles J. Pendley	VP Agency Dev
Paul J. Steffen	Vice President-Agencies

Bethany M. Rodenhuis	VP Audit

Robert J. Johnson	Director Compliance Oversight and Review
Timothy Nelson	Director Market Conduct
Jeffrey B. Williams	VP Compliance Risk Mgmt & Chief Compliance Officer NMIS

Name	Title
Jason T. Anderson	Assistant Director Tax
Gwen C. Canady	Director Corporate Reporting
Barbara E. Courtney	Director Mutual Fund Accounting
Walter M. Givler	VP Accounting Policy
David K. Nunley	Director Tax
Stephen R. Stone	Director Investment Accounting

John M. Abbott	Director-Field Investigations
Carl E. Amick	VP-Risk Management Operations
Maryann Bialo	Asst. Director DI Benefits
Pamela C. Bzdawka	Assistant Director-SIU
Janice L. Chase	Asst. Director-Large Case
Stephen J. Frankl	Director-Sales Strategy and Support
Sharon A. Hyde	Asst. Director DI Benefits
Cynthia Lubbert	Asst. Director-DI Underwriting
Timothy P. Murphy	Director-DI Individual Sales
Steve P. Sperka	Director DI Benefits
Cheryl L. Svehlek	Director-Administration

Laila V. Hick	Director of Field Supervision
Karla D. Hill	Asst. Director of Distribution Operations
Joanne M. Migliaccio	Director of Distribution Operations
Daniel A. Riedl	VP Distribution Policies and Operations

Robyn S. Cornelius	Director Dist Planning
David J. Dorshorst	Director of Field Comp
Allen M. Kluz	Director of Field Benefits
Troy W. McMahan	Director of FCP Systems
Jay J. Miller	VP Advanced Planning
William H. Taylor	Director of Financial Security Planning

Pency P. Byhardt	VP of Field Development
Steven C. Mannebach	Director Field Development

Douglas P. Bates	VP Federal Relations
Steven M. Radke	VP Leg & Reg Relations

Karl G. Gouverneur	VP & Chief Architect
Robert J. Kowalsky	VP Information Systems
Mary Beth Van Groll	VP Information Systems

Todd M. Jones	Director- IPS Finance

David A. Eurich	Director – IPS Training, Marketing & Communications
Carol J. Flemma	Director – IPS Events
Martha M. Kendler	Director – IPS Annuity Products
Arleen J. Llewellyn	Director – Business Integration
Mac McAuliffe	National Sales Director – IPS - Sales
Michael J. Mihm	Director – IPS Business Development
Ronald C. Nelson	Director – IPS Research & Product Support

Name	Title
Jeffrey J. Niehaus	Director – IPS Business Retirement Markets
Richard P. Snyder	Director – IPS Brokerage Services
David G. Stoeffel	VP IPS Investment Product Lines
Kellen A. Thiel	Director – IPS Advisory Products
Brian D. Wilson	Director – IPS Marketing & Sales
Robert J. Wright	Director – IPS Strategic Partnerships Product Support

Don P. Gehrke	Director - Retail Investment Operations
Patricia J. Hillmann	Director - Annuity Customer Service
Meg E. Jansky	Director – IPS Systems and Projects
Allan J. McDonell	Director – ICS Operations
Lisa A. Myklebust	Asst. Director – IPS Systems and Projects
Todd O. Zinkgraf	Director - Annuity Operations

Mark J. Backe	Asst. General Counsel & Asst. Secretary
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Melissa J. Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra L. Botcher	Asst. General Counsel & Asst. Secretary
Anne T. Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
M. Christine Cowles	Asst. General Counsel & Asst. Secretary
Domingo G. Cruz	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Marcia E. Facey	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
Gerald E. Fradin	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Matthew E. Gabrys	Asst. General Counsel & Asst. Secretary
John K. Garofani	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Timothy J. Gerend	VP and Insurance & Distribution Counsel
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Elizabeth S. Idleman	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Abimbola O. Kolawole	Asst. General Counsel & Asst. Secretary
Carol L. Kracht	VP, Deputy General Counsel & Investment Counsel
Elizabeth J. Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Dean E. Mabie	Asst. General Counsel & Asst. Secretary
Steve Martinie	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Asst. General Counsel & Asst. Secretary

Name	Title
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Timothy A. Otto	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Tammy M. Roou	Asst. General Counsel & Asst. Secretary
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Sarah E. Schott	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation Counsel
David Silber	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Karen J. Stevens	Asst. General Counsel & Asst. Secretary
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Rachel L. Taknint	VP, Dept. Planning & Operations & Assoc General Counsel
John M. Thompson	Asst. General Counsel & Asst. Secretary
Douglas D. Timmer	Asst. General Counsel & Asst. Secretary
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Andrew T. Vedder	Asst. General Counsel & Asst. Secretary

Jeffrey S. Marks	Director Special Projects
David R. Remstad	VP Specialty Markets
Jane Ann Schiltz	VP Business Markets
Paul W. Skalecki	Director Life Products

Gregory A. Gurlik	Director Long Term Care Product Development
Terese J. Capizzi	Director Long Term Care Administration
John K. Wilson	Director Long Term Care Sales Support
Mollie A. Kenny	Regulatory Consultant

Conrad C. York	VP-Marketing

Carrie L. Bleck	Director Policyowner Services
Sherri L. Schickert	Director Policyowner Services
Sandra K. Scott-Tyus	Director Policyowner Services
Diane P. Smith	Asst. Director Policyowner Services
Natalie J. Versnik	Director Policyowner Services

Mark W. Humphrey	Director-Architecture Construction Environmental Services

Name	Title
Donna L. Lemanczyk	Director-Investment Closing
Thomas M. Sanders	Director – Ad Valorem Tax
Warren L. Smith	Asst. Director-Architecture

Patrick J. McKeown	Investment Research Consultant

Karla J. Adams	Asst. Director Investment Risk Management
Donald Forecki	Director Investment Operations
Jeffrey J. Krygiel	Risk Management Quantitative Analyst
Karen A. Molloy	Director Banking & Cash Management
Paul B. Tews	Director Investment Planning
Patricia A. Zimmermann	Director Investment Technology & Development

Shanklin B. Cannon	Medical Director
Kurt P. Carbon	Director Life Lay Standards
Robert K. Gleeson	VP & Medical Director
Thomas C. Guay	VP Underwriting Standards
Wayne F. Heidenreich	Medical Director
Jill Mocarski	Medical Director
Joel S. Weiner	Medical Director
Daniel D. Zimmerman	Asst. Medical Director

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of February 1, 2008 are set forth on pages C-13 through C-14. In addition to the subsidiaries set forth pages on C-13 through C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B

3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the "Funds"), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of April 1, 2008)

Name of Subsidiary	Jurisdiction of Incorporation
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Foxkirk, LLC – 100% ownership	Delaware
Frank Russell Company – 90.86% ownership	Washington
Frank Russell Investment Management Company – 90.86% ownership	Washington
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
Jerusalem Avenue Property, LLC – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
JYD Assets, LLC – 100% ownership	Delaware
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Lion, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NM RE Funds, LLC – 100% ownership	Delaware
NM Regal, LLC – 100% ownership	Delaware
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware

NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[2] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware
Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 90.86% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Solar Resources, Inc. – 100% ownership	Wisconsin
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Strategic Employee Benefit Services of New Mexico, Inc. – 100% ownership	New Mexico
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2006, they did not constitute a significant subsidiary as defined by Regulation S-X. Except for certain Real Estate Partnerships/LLCs/Equity Interests, includes general account NM investments where NM’s ownership interest is greater than 50%. Excluded is the entire corporate structure under Frank Russell Company.
(2)	Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.	Number of Contract Owners

As of March 31, 2008, 258,364 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 215,603 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 42,761 such contracts were not so issued.

Item 28.	Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made;

provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.	Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2008, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
William H. Beckley	Director
Mark S. Bishop	Regional Vice President, Field Supervision
Christine Bordner	Assistant Director, Market Conduct
Pency Byhardt	Vice President, Field Development
Michael G. Carter	Vice President, Field Compensation & Planning
Eric P. Christophersen	Vice President, Compliance/Best Practices
David J. Dorshorst	Director, Compensation Services
Michael S. Ertz	Vice President, Agency Administration
Christina H. Fiasca	Director, Senior Vice President, Field Compensation, Training & Development
Anne A. Frigo	Director, Insurance and Investment Management
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
David A. Granger	Assistant Director, Human Resources
Thomas C. Guay	Vice President, Variable Underwriting & Issue
Rhonda K. Haight	Assistant Director, IPS Platforms
Laila V. Hick	Director, Field Supervision Standards
Karla D. Hill	Assistant Director, Contract, License and Registration Operations
Patricia J. Hillman	Director, Annuity Customer Services
Diane B. Horn	Director, NMIS Compliance; Anti-Money Laundering Compliance Officer
Robert J. Johnson	Director, Compliance/Best Practices
Christopher L. Johnston	Regional Vice President, Sales
Todd M. Jones	Treasurer, Financial and Operations Principal
Martha M. Kendler	Director, Annuity Products
Dwight Larkin	Assistant Director- Retail Investment Services & SROP, Municipal Securities Principal, MSRB Contact
Werner Loots	Regional Vice President, Field Supervision
Jean M. Maier	Director; Senior Vice President, Insurance Operations
James M. Makowski	Assistant Director, Marketing Materials Compliance
Steven C. Mannebach	Director, Field Training & Development
Jeffrey S. Marks	Director, Sales Development
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	National Sales Director
Allan J. McDonell	Assistant Director, Annuity Operations and Municipal Securities Principal

Mark E. McNulty	Assistant Director, Compliance Assurance
Joanne M. Migliaccio	Director, Contract, License and Registration
Michael J. Mihm	Director, Business Development
Bryan A. Miller	Compliance Registered Options Principal (CROP)
Jay W. Miller	Vice President, Advanced Financial Security Planning
Jennifer W. Murphy	Secretary
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Kathleen A. Oman	Vice President, Variable Life Servicing
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President, Sales
Chris E. Peterson	Regional Vice President, Sales
John J. Piazza	Regional Vice President, Sales
Nora M. Platt	Assistant Secretary
Georganne K. Prom	New Business Variable Life Compliance Coordinator
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Robin E. Rogers	Assistant Director, Contract, License & Registration
Russell R. Romberger	Regional Vice President, Sales
John E. Schlifske	Director; President and CEO
Jeffrey P. Schloemer	Assistant Director, Compliance Oversight & Review
Calvin R. Schmidt	Vice President, IPS Investment Client Services
Todd M. Schoon	Senior Vice President, Agencies
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Assistant Director, Variable Life Product
David G. Stoeffel	Vice President –Product Line
Paula A. Storniolo	POS Variable Life Compliance Coordinator
William H. Taylor	Director, Advanced Financial Security Planning
Kellen A. Thiel	Director, Personal Investment Markets
Donald G. Tyler	Vice President, IPS
Gwendolyn K. Weithaus	Assistant Director, NMIS Compliance
Alan M. Werth	Third Party Sales Consultant
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, Executive Representative
Brian D. Wilson	Director, Marketing and Sales
Robert J. Wright	Director, Strategic Partnerships and Product Support
Todd O. Zinkgraf	Director, Annuity Operations

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $48,954,470 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 22nd day of April, 2008.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan		Edward J. Zore, President and Chief Executive Officer
Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 22nd day of April, 2008.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan		Edward J. Zore, President and Chief Executive Officer
Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer;
Principal Executive Officer

/s/ GARY A. POLINER	Chief Financial Officer and
Gary A. Poliner	Chief Investment Officer;
Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ STEPHEN F. KELLER*	Trustee
Stephen F. Keller

/s/ KATHRYN D. WRISTON*	Trustee
Kathryn D. Wriston

/s/ BARRY L. WILLIAMS*	Trustee
Barry L. Williams

/s/ ROBERT C. BUCHANAN*	Trustee
Robert C. Buchanan

/s/ H. MASON SIZEMORE, JR.*	Trustee
H. Mason Sizemore, Jr.

/s/ JOHN J. STOLLENWERK*	Trustee
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*	Trustee
George A. Dickerman

/s/ JOHN E. STEURI*	Trustee
John E. Steuri

/s/ BARBARA A. KING*	Trustee
Barbara A. King

/s/ PETER M. SOMMERHAUSER*	Trustee
Peter M. Sommerhauser

/s/ JAMES P. HACKETT*	Trustee
James P. Hackett

/s/ JOHN M. BREMER*	Trustee
John M. Bremer

/s/ DAVID A. ERNE*	Trustee
David A. Erne

/s/ MARGERY KRAUS*	Trustee
Margery Kraus

/s/ CONNIE K. DUCKWORTH*	Trustee
Connie K. Duckworth

/s/ ULICE PAYNE, JR.*	Trustee
Ulice Payne, Jr.

/s/ DAVID J. DRURY*	Trustee
David J. Drury

/s/ HANS HELMERICH*	Trustee
Hans Helmerich

/s/ DALE E. JONES*	Trustee
Dale E. Jones

/s/ DAVID J. LUBAR*	Trustee
David J. Lubar

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact,
pursuant to the Power of Attorney filed February 15, 2008.

Each of the signatures is affixed as of April 22, 2008.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 75 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(9)	Opinion and Consent of Robert J. Berdan, Esq. dated April 22, 2008	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 22, 2008	Filed herewith